                                Registration No.33-52310

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549

                              FORM S-6
                   POST-EFFECTIVE AMENDMENT NO. 5
                       REGISTRATION STATEMENT
                               UNDER
                     THE SECURITIES ACT OF l933

                       SEPARATE ACCOUNT THREE
                                 OF
                       THE MANUFACTURERS LIFE
                    INSURANCE COMPANY OF AMERICA
                       (Exact name of trust)

                       THE MANUFACTURERS LIFE
                    INSURANCE COMPANY OF AMERICA
                        (Name of depositor)

                       500 N. Woodward Avenue
                  Bloomfield Hills, Michigan 48304
        (Address of depositor's principal executive offices)

                           STEPHEN C. NESBITT
        Secretary and General Counsel            Notice to:
   The Manufacturers Life Insurance        J. Sumner Jones, Esq.
           Company of America                 Jones & Blouch
      500 N. Woodward Avenue      1025 Thomas Jefferson St., N.W.
    Bloomfield Hills, Michigan 48304     Washington, D.C.  20007
              (Name and Address of Agent for Service)

  It is proposed that this filing will become effective:
  --- immediately upon  filing pursuant to paragraph (b)  of Rule
  485
  --- on February 14, 1996 pursuant to paragraph (b) of Rule 485 --- 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  -X- on February 14, 1996  pursuant to paragraph (a)(1)  of Rule
  485
  --- 75 days after filing  pursuant to paragraph (a)(2)  of Rule
  485

                  Election Pursuant to Rule 24f-2

  Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its variable life contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 Notice on February 28, 1995 for its fiscal year ended December 31, 1994.

                       SEPARATE ACCOUNT THREE
                                 OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                 Registration Statement on Form S-6

                       Cross-Reference Sheet
  Form
  N-8B-2
  Item No.            Caption in Prospectus

   1 ------  Cover Page; General  Information About Manufacturers
             Life  of America,  Separate Account  Three, Manulife
             Series  Fund and  NASL  Series  Trust (Manufacturers
             Life of America's Separate Account Three)
   2 -----   Cover Page; General  Information About Manufacturers
             Life of America,  Separate Account Three Series Fund
             (Manufacturers  Life  Of  America  And Manufacturers
             Life)
   3 -----   *
   4 -----   Miscellaneous Matters (Distribution of the Policy)
   5 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and  NASL Series  Trust (Manufacturers  Life of
             America's Separate Account Three)
   6 -----   General  Information  About  Manufacturers  Life  of
             America,  Separate  Account  Three,  Manulife Series
             Fund  and NASL Series  Trust (Manufacturers  Life of
             America's Separate Account Three)
   7 -----   *
   8 -----   *
   9 -----   Miscellaneous Matters (Pending Litigation)
  10 -----   Detailed Information About The Policies
  11 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and NASL Series Trust (Manulife Series Fund and
             NASL Series Trust)
  12 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and NASL Series Trust (Manulife Series Fund and
             NASL Series Trust)
  13 -----   Detailed Information About The Policies (Charges and
             Deductions)
  14 -----   Detailed  Information  About  the  Policies (Premium
             Provisions  -- Policy  Issue and  Initial  Premium);
             Miscellaneous  Matters (Responsibilities  Assumed By
             Manufacturers Life)
  15 -----   Detailed  Information  About  The  Policies (Premium
             Provisions -- Policy Issue and Initial Premium)
  16 -----   **
  *  Omitted since answer is negative or item is not applicable.
  ** Omitted.

  Form
  N-8B-2
  Item No.            Caption in Prospectus
  17 -----   Detailed  Information  About  The  Policies  (Policy
             Values -- Partial Withdrawals and Surrenders); Other
             Provisions -- Payment of Proceeds)
  18 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and NASL Series Trust
  19 -----   Detailed  Information  About   The  Policies  (Other
             Provisions    --     Reports    To    Policyowners);
             Miscellaneous  Matters (Responsibilities  Assumed By
             Manufacturers Life)
  20 -----   *
  21 -----   Detailed Information About The Policies
  22 -----   *
  23 -----   **
  24 -----   Detailed  Information  About   the  Policies  (Other
             General Policy Provisions)
  25 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and  NASL Series  Trust (Manufacturers  Life Of
             America And Manufacturers Life)
  26 -----   *
  27 -----   **
  28 -----   Miscellaneous Matters (The Directors And Officers Of
             Manufacturers Life Of America)
  29 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and  NASL Series Trust  (Manufacturers Life  Of
             America And Manufacturers Life)
  30 -----   *
  31 -----   *
  32 -----   *
  33 -----   *
  34 -----   *
  35 -----   **
  36 -----   *
  37 -----   *
  38 -----   Miscellaneous Matters (Distribution  of the  Policy;
             Responsibilities Assumed By Manufacturers Life)
  39 -----   Miscellaneous Matters (Distribution of the Policy)
  40 -----   *
  41 -----   **
  42 -----   *
  43 -----   *


  *  Omitted since answer is negative or item is not applicable.
  ** Omitted.

  Form
  N-8B-2
  Item No.            Caption in Prospectus

  44 -----   Detailed  Information  About  The  Policies  (Policy
             Values -- Policy Value)
  45 -----   *
  46 -----   Detailed  Information  About  The  Policies  (Policy
             Values -- Partial Withdrawals and  Surrenders; Other
             Provisions -- Payment of Proceeds)
  47 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and NASL Series Trust (Manulife Series Fund and
             NASL Series Trust)
  48 -----   *
  49 -----   *
  50 -----   General  Information  About  Manufacturers  Life  Of
             America,  Separate  Account  Three,  Manulife Series
             Fund and NASL  Series Trust  (Manufacturers Life  Of
             America's Separate Account Three)
  51 -----   Detailed Information About The Policies
  52 -----   Detailed    Information     About    The    Policies
             (Miscellaneous Matters -- Fund Share Substitution)
  53 -----   **
  54 -----   *
  55 -----   *
  56 -----   *
  57 -----   *
  58 -----   *
  59 -----   Financial Statements




















  *  Omitted since answer is negative or item is not applicable.
  ** Omitted.

                               PART I

                             PROSPECTUS

             Prospectus for

             Horizon from
             Manulife Financial
             A Flexible Premium
             Variable Life Insurance Policy



             Issued by


             The Manufacturers Life Insurance
             Company of America

             Prospectus

             The Manufacturers Life Insurance
             Company of America
             Separate Account Three
             Horizon from Manulife Financial

             Flexible Premium Variable Life Insurance Policy

  This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the
  Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for:
  (1) a Net Cash Surrender Value that can be obtained by partial withdrawals or surrender of the Policy; (2) policy loans; and
  (3) an insurance benefit payable at the life insured's death.

  A Policy's Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account") to which the policyowner allocates net premiums.

  <REDLINE>
  The assets of each sub-account will be used to purchase shares of a particular investment portfolio ("Portfolio") of Manulife Series Fund, Inc. ("Manulife Series Fund") or NASL Series Trust. The accompanying prospectuses for Manulife Series Fund and NASL Series Trust, and the corresponding statements of additional information, describe the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the following Portfolios of Manulife Series Fund: the Emerging
  Growth Equity Fund, the Balanced Assets Fund, the Capital Growth Bond Fund, the Money-Market Fund, the Common Stock Fund, the Real Estate Securities Fund, the International Fund, the Pacific Rim Emerging Markets Fund, and, subject to regulatory approval, the Equity Index Fund (collectively the "Manulife Funds") and the following Portfolios of NASL Series
  Trust: the Value Equity Trust, the U.S. Government Securities Trust, the Growth and Income Trust, the Equity Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust and the Aggressive Asset Allocation Trust

  (collectively  the  "NASL Trusts").    Other  sub-accounts  and
  Portfolios may be added in the future.</REDLINE>

  Prospective purchasers should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

  Because of the substantial nature of the surrender charges, the Policy is not suitable for short-term investment purposes. A policyowner contemplating surrender of a Policy should pay special attention to the sales charge limitation provisions described in this prospectus, which apply only during the first two years following issuance of the Policy or following an increase in face amount.

  <REDLINE>
  PLEASE READ THIS PROSPECTUS  CAREFULLY AND  KEEP IT FOR  FUTURE
  REFERENCE.   IT IS  VALID ONLY  WHEN ACCOMPANIED  BY A  CURRENT
  PROSPECTUS  FOR MANULIFE  SERIES  FUND,  INC. AND  NASL  SERIES
  TRUST.
  </REDLINE>

  THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE
  SECURITIES  AND  EXCHANGE  COMMISSION NOR  HAS  THE  COMMISSION
  PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS.   ANY
  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  The Manufacturers Life Insurance
  Company of America
  500 N. Woodward Avenue
  Bloomfield Hills, Michigan 48304

  Service Office:
  200 Bloor Street East
  Toronto, Ontario, Canada M4W 1E5
  TELEPHONE:  1-800-827-4546
  (1-800-VARILIN[E])

  <REDLINE>
  The date of this Prospectus is February 14, 1996.</REDLINE>

  Prospectus Contents
                                                       Page
  Introduction To Policies
  <REDLINE>
  General Information About Manufacturers Life of
    America, Separate Account Three, Manulife
    Series Fund, and NASL Series Trust
      Manufacturers Life of America And
        Manufacturers Life
      Manufacturers Life of America's Separate
        Account Three
      Manulife Series Fund and NASL
        Series Trust
      Investment Objective Of The
        Portfolios </REDLINE>
  Detailed Information About The Policies
      PPEMIUM PROVISIONS
          Policy Issue And Initial Premium
          Premium Allocation
          Premium Limitations
          Short-Term Cancellation Right And "Free
            Look" Provisions
      INSURANCE BENEFIT
          The Insurance Benefit
          No Lapse Guarantee
          Death Benefit Guarantee
          Death Benefit Options
          Death Benefit Option Changes
          Face Amount Changes
      POLICY VALUES
          Policy Value
          Transfers Of Policy Value
          Policy Loans
          Partial Withdrawals And Surrenders
      CHARGES AND DEDUCTIONS
          Deductions From Premiums
          Surrender Charges
          Monthly Deductions
          Administration Charge
          Cost Of Insurance Charge
          Mortality And Expense Risks Charge
          Other Charges
          Special Provisions For Group Or
          Sponsored Arrangements
          Special Provisions For Exchanges
      THE GENERAL ACCOUNT
      OTHER GENERAL POLICY PROVISIONS
          Policy Default
          Policy Reinstatement
          Miscellaneous Policy Provisions
      OTHER PROVISIONS
          Supplementary Benefits

  Prospectus Contents
                                                       Page

      OTHER PROVISIONS (continued)
          Payment Of Proceeds
          Reports To Policyowners
      MISCELLANEOUS MATTERS
          Fund Share Substitution
          Federal Income Tax Considerations
             Tax Status Of The Policy
             Tax Treatment Of Policy Benefits
             The Company's Taxes
          Distribution Of The Policy
          Responsibilities Assumed By
            Manufacturers Life
          Voting Rights
          Directors And Officers Of Manufacturers
            Life of America
          State Regulations
          Pending Litigation
          Additional Information
          Legal Matters
          Experts
  Financial Statements
  Appendices

  A.  Sample Illustrations Of Policy Values, Cash
      Surrender Values And Death Benefits
  B.  Definitions
  C.  Deferred Sales Charge Tables



  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN
  CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANULIFE SERIES FUND OR NASL SERIES TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANULIFE
  SERIES FUND OR NASL SERIES TRUST.




  You  are urged  to  examine  this  prospectus carefully.    The
  INTRODUCTION  TO  POLICIES will  briefly describe  the Flexible
  Premium  Variable  Life  Insurance   Policy.    More   detailed
  information will be found within.

  Introduction To Policies

  The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus.
  Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test.

  General.

  The Policy provides a death benefit in the event of the death of the life insured.

  Premium payments may be made at any time and in any amount, subject to certain limitations.

  After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. Assets of the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of Manulife Series Fund or NASL Series Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made subject to certain restrictions.
  <REDLINE>
  The Manulife Funds currently offered are the: Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund, Money-Market Fund, International Fund and Pacific Rim Emerging Markets Fund and, subject to regulatory approval, the Equity Index Fund. The NASL Trusts currently offered are the: Value Equity Trust, U.S. Government Securities Trust, Growth and Income Trust, Equity Trust, Conservative Asset Allocation Trust, Moderate Asset Allocation Trust and Aggressive Asset Allocation Trust.</REDLINE>

  The Policy  has a Policy  Value reflecting  premiums paid,  the
  investment   performance  of   the   accounts  to   which   the
  policyowner has allocated premiums, and certain charges for expenses and cost of insurance. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

  Death Benefit.

  Death  Benefit Options.   The  policyowner  elects to  have the
  Policy's death benefit determined under one of two options:

  .   a death benefit equal to the face amount of the Policy, or

  . a death benefit equal to the face amount of the Policy plus the Policy Value.

  Under either option, the death benefit may have to be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. See Detailed Information About The Policies: Insurance Benefit - "The Insurance Benefit" and "Death Benefit Options."

  The Policyowner May Change The Death Benefit Option. A change in the death benefit option may be requested after the Policy has been in force for two years. See Detailed Information About The Policies; Insurance Benefit - "Death Benefit Option Changes."

  The  Policyowner May  Increase  The  Face  Amount.   After  the
  Policy has  been in  force for  two years, an  increase in  the face amount  of the  Policy may  be requested  once per  policy year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. See Detailed Information About The Policies; Insurance Benefit - "Face Amount Changes."

  The Policyowner  May Decrease The  Face Amount.   A decrease in
  the face amount may be requested once per policy year after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase. During the two-year period following an increase, the deferred sales charge for the increase is subject to the Policy's sales charge limitation provisions. A decrease in face amount may result in certain surrender charges being deducted from the Policy Value. See Detailed Information About The Policies; Insurance Benefit - "Face Amount Changes."

  Premium Payments Are Flexible.

  The  policyowner  may pay  premiums  at  any  time  and in  any
  amount,  subject   to  certain   limitations.    See   Detailed
  Information  About The Policies;  Premium Provisions  - "Policy
  Issue" and "Premium Limitations."

  The policyowner  must pay at  least the Initial  Premium to put
  the Policy  in  force.    See Detailed  Information  About  The
  Policies;  Premium Provisions - "Policy Limitations" and "Death
  Benefit Guarantee."

  After the Initial Premium is paid there is no minimum premium required. However, by complying with the Cumulative Premium Test the policyowner can ensure the Policy will not go into default for the first three policy years. For Policies with a face amount of at least $250,000, the policyowner can ensure the Policy will not go into default (i) prior to the life insured reaching age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, by satisfying the Cumulative Premium Test or the Fund Value Test. See Detailed Information About The Policies; Premium Provisions - Death Benefit Guarantee.

  Certain maximum premium limitations apply to the Policy to ensure the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. See Detailed Information About The Policies; Premium Provisions - Premium Limitations.

  Summary Of Charges And Deductions.

  Charges under the Policy are assessed as:

  (1)     deductions from premiums

          .  2.35% state and local taxes

          .  1.25% federal taxes

  (2) surrender charges upon surrender, partial withdrawal in excess of the Withdrawal Tier Amount, decrease in face amount or lapse

          . deferred underwriting charge of $6 for each $1,000 of face amount

          . deferred sales charge of a maximum of 50% of premiums paid up to a maximum of 3.031 Target
             Premiums

  (3)     monthly deductions

          .  administration charge  of $35 plus  $.01 per  $1,000
             of  face amount  per month  until the  first  policy
             anniversary; thereafter,  $10 plus  $.01 per  $1,000
             of face amount per month

          .  cost of insurance charge

          .  mortality  and  expense risks  charge  of  .90%  per
             annum  through  the   later  of  the   tenth  policy
             anniversary and  the policyowner's  attained age  60
             and, thereafter, .45% per annum

          .  supplementary benefit(s) charge(s)

  (4)     Other Charges

          For the Manulife Funds:

          . investment management fee of .50% per annum assessed against the assets of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund

          . investment management fee of (i) .85% per annum assessed against the first $100 million of assets and (ii) .70% per annum assessed against the assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund
  <REDLINE>
          . investment management fee of .25% per annum assessed against the assets of the Equity Index Fund

          . expenses of up to .50% and .65% per annum assessed against the assets of the International Fund and the Pacific Rim Emerging Markets Fund, respectively

          . expenses of up to .15% per annum assessed against the assets of the Equity Index Fund

          For the NASL Trusts:

          . investment management fee of .800% and expenses of up to .50% assessed against the assets of the Value
             Equity Trust

          . investment management fee of .650% and expenses of up to .50% assessed against the assets of the U.S.
             Government Securities Trust

          . investment management fee of .750% and expenses of up to .50% assessed against the assets of the Growth and Income Trust

          . investment management fee of .750% and expenses of up to .50% assessed against the assets of the Equity Trust

          . investment management fee of .750% and expenses of up to .50% assessed against the assets of the Conservative Asset Allocation Trust

          . investment management fee of .750% and expenses of up to .50% assessed against the assets of the Moderate Asset Allocation Trust


          . investment management fee of .750% and expenses of up to .50% assessed against the assets of the Conservative Asset Allocation Trust

          For all Policies:
  </REDLINE>
          .  transfer  fee  of   $35  if  policyowner  elects  to
             exercise the option to make a second transfer in any policy month

          . transfer fee of $5 for each transfer under the Dollar Cost Averaging program when Policy Value does not exceed $15,000

          . transfer fee of $15 for each transfer under the Asset Allocation Balancer program

  For a complete discussion of charges and deductions see the heading Charges And Deductions in this Introduction and the references therein, and see also the heading Transfers Are Permitted in this Introduction and the references therein.

  Investment Options.

  After deductions for federal, state and local taxes totalling 3.60%, net premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Three.

  Each sub-account of Separate Account Three invests its assets in the shares of one of the following portfolios:

  <REDLINE>
          Manulife Funds:

          .  Emerging Growth Equity Fund

          .  Common Stock Fund

          .  Real Estate Securities Fund

          .  Balanced Assets Fund

          .  Capital Growth Bond Fund

          .  Money-Market Fund

          .  International Fund

          .  Pacific Rim Emerging Markets Fund

          .  Subject to regulatory approval, Equity Index Fund


          NASL Trusts:

          .  Value Equity Trust

          .  U.S. Government Securities Trust

          .  Growth and Income Trust

          .  Equity Trust

          .  Conservative Asset Allocation Trust

          .  Moderate Asset Allocation Trust

          .  Aggressive Asset Allocation Trust </REDLINE>

  The policyowner may change the allocation of net premiums among the general account and the sub-accounts at any time. See General Information About Manufacturers Life of America, Separate Account Three, Manulife Series Fund and NASL Series Trust and Detailed Information About the Policies; Premium Provisions - "Premium Allocation" and Policy Values - "Policy Value."

  The Policy Value.

  The Policy has a Policy Value which reflects the following: premium payments made; investment performance of the sub-accounts to which amounts have been allocated; interest credited by the Company to amounts allocated to the general account; partial withdrawals; and deduction of charges described under "Charges And Deductions" below.

  The Policy  Value is the  sum of  the values in  the Investment
  Accounts,  the  Guaranteed   Interest  Account  and   the  Loan
  Account.

  Investment  Account.    An  Investment Account  is  established
  under the Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated.

  An Investment Account measures the interest of the Policy in the corresponding sub-account.

  <REDLINE>
  The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See Detailed Information About the Policies; Policy Values - "Policy Value."</REDLINE>

  Guaranteed Interest Account.   The Guaranteed  Interest Account
  consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company.

  Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. See Detailed Information About the Policies and The General Account.

  Loan Account. When a policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.


  The Company will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential, currently 1.75%, except on Select Loan Amounts where the interest rate differential, subject to change in certain circumstances, is currently 0%. See Detailed Information About the Policies; Policy Values - "Policy Loans."

  Transfers  Are Permitted.   A  policyowner  may make  transfers
  among the sub-accounts of Separate Account Three and the Company's general account, subject to certain restrictions.

  One transfer per policy month may be made at no cost to the policyowner; a second transfer in each policy month will be permitted at a cost of $35 per transfer. All transfer requests received at the same time are treated as a single transfer request. The minimum amount that may be transferred is the lesser of $500 or the entire account value.

  Certain  restrictions may  apply  to  transfer requests.    See
  Detailed  Information  About  the  Policies;  Policy  Values  -
  "Policy Value."

  Using The Policy Value.

  Borrowing  Against  The  Policy Value.    The  policyowner  may
  borrow against  the Policy Value.   The minimum  loan amount is
  $500.

  Loan interest will be charged on a fixed basis  at an effective
  annual rate  of  5.75%.   See  Detailed Information  About  the
  Policies; Policy Values - "Policy Loans."

  A Policyowner May Make A Partial Withdrawal Of The Policy Value. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. The minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.

  A partial withdrawal may result in a reduction in the face amount of the Policy and may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See Detailed Information About the Policies; Policy Values - "Partial Withdrawals and Surrenders" and Charges and Deductions - "Surrender Charges."

  The Policy May Be Surrendered For Its Net Cash Surrender Value. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account. Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values - "Partial Withdrawals and Surrenders" and Charges and Deductions - "Surrender Charges."

  Charges And Deductions.

  1)  Deductions  From Premiums.   Two  deductions are  made when
      premiums are paid:

      .   a charge of 2.35% for state and local taxes, and

      .   a charge of 1.25% for federal taxes.

  2)  Surrender  Charges.    Manufacturers Life  of  America will
      usually  deduct  a  deferred  underwriting  charge   and  a
      deferred  sales  charge  if, during  the  Surrender  Charge
      Period:

      .   the Policy  is surrendered for  its Net Cash  Surrender
          Value,

      .   a partial withdrawal  in excess of the Withdrawal  Tier
          Amount is made,

      .   a decrease in face amount is requested, or

      .   the Policy lapses.

  The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000.

  The full amount of the deferred underwriting charge will be in effect for five years following Policy issue. Beginning in the sixth year these charges grade downward over a maximum ten-year period. See Detailed Information About the Policies; Charges And Deductions - "Surrender Charges."

  The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -
  0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. Subject to compliance with the sales charge limitation provisions described below, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period there is no deferred sales charge. See Detailed
  Information About the Policies - "Charges And Deductions" - Surrender Charges. In the event of a face amount increase, the surrender charges applicable to the increase will be those rates that would apply if a Policy were issued to the life insured at his or her then attained age and based on the amount of the increase.

  Limitation Of Sales Charges. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase, then Manufacturers Life of America may forego deducting the maximum deferred sales charge applicable to the Policy or the increase. See Detailed Information About the Policies; Charges And Deductions - "Surrender Charges." If the Policy is surrendered after that two-year period, the full amount of the applicable sales charge will apply.

  3)  Monthly Deductions.   At the beginning of each policy month
      Manufacturers  Life of  America  deducts  from  the  Policy
      Value:

      .   an administration  charge of $35  plus $.01 per  $1,000
          of face amount until the first policy anniversary and, thereafter, $10 plus $.01 per $1,000 of face amount,

      .   a charge for the cost of insurance,

      . a charge for mortality and expense risks of .90% per annum through the later of the tenth policy anniversary and the policyowner's attained age 60 and, thereafter, .45% per annum. This charge is assessed against the value of the policyowner's investment accounts, and

      . charge(s) for any supplementary benefit(s) added to the Policy.

  The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to issue age, the duration of the coverage, sex (unless unisex rates are required by law), any additional ratings indicated in the policy, and risk class of the life insured. The maximum cost of insurance rate that can be charged is guaranteed not to exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. However, any additional ratings as indicated in the Policy will be added to the cost of insurance rate. See Detailed Information About the Policies; Charges And Deductions - "Monthly Deductions."

  If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

  4) Other Charges. Charges will be imposed on certain transfers of Policy Values, including a $35 charge for a second transfer in a policy month, a $15 charge for each Asset Allocation Balancer transfer and a $5 charge for each Dollar Cost Averaging transfer if Policy Value does not exceed $15,000. See Policy Values - "Transfers Of Policy Value."

      Certain expenses are, or will be, assessed against the assets of the Portfolios, as follows.

  <REDLINE>
      For Manulife Series Fund:

      (1) an investment management fee of (a) .50% per annum assessed against the assets of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund; (b) .85% per annum assessed against the first $100 million of assets and .70% per annum assessed against the assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund; and (c) .25% per annum assessed against the assets of the Equity Index Fund; and

      (2) expenses of up to .50% and .65% per annum assessed against the assets of the International Fund and the Pacific Rim Emerging Markets Fund, respectively, and expenses of up to .15% per annum assessed against the assets of the Equity Index Fund.

      For NASL Series Trust:

      (1) investment management fee of .800% and expenses of up to .50% assessed against the assets of the Value Equity Trust
      (2) investment management fee of .650% and expenses of up to .50% assessed against the assets of the U.S. Government Securities Trust

      (3) investment management fee of .750% and expenses of up to .50% assessed against the assets of the Growth and Income Trust

      (4) investment management fee of .750% and expenses of up to .50% assessed against the assets of the Equity
          Trust

      (5) investment management fee  of .750% and expenses of  up
          to   .50%   assessed  against   the   assets   of   the
          Conservative Asset Allocation Trust

      (6) investment management fee of .750% and expenses of up to .50% assessed against the assets of the Moderate
          Asset Allocation Trust

      (7) investment management fee  of .750% and expenses of  up
          to   .50%   assessed   against   the   assets   of  the
          Conservative Asset Allocation Trust
  </REDLINE>



      See Detailed  Information About  the Policies;  Charges And
      Deductions - "Other Charges."

      Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or the operations of the Company with respect to the Policies in addition to the deductions for state, local and federal taxes currently being made.

  Supplementary Benefits.

  A policyowner may choose to add certain supplementary benefits to the Policy. These supplementary benefits include an accidental death benefit, life insurance for additional insured persons, acceleration of benefits in the event of terminal illness, term insurance option, a disability benefit to waive the cost of monthly deductions and an option to ensure a guaranteed Policy Value.

  The cost of  any supplementary  benefits will be  deducted from
  the Policy Value monthly.   See Detailed Information  About the
  Policies; Other Provisions - "Supplementary Benefits."

  Default.

  Unless the Death Benefit Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the policy qualifies for the Death Benefit Guarantee. The Company will notify the policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. See Detailed Information About the Policies; Premium Provisions - "Policy Default."

  Death Benefit Guarantee.

  Except in the state of New Jersey where the Death Benefit Guarantee is not available, on Policies issued and maintained with a minimum face amount of $250,000, as long as the Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, the Company guarantees that the Policy will not go into default (i) prior to the life insured's attaining age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, regardless of the investment performance of the Funds underlying the Policy Value. On Policies with face amounts of less than $250,000 there is no Death Benefit Guarantee after the third policy anniversary. See Detailed Information About the Policies; Premium Provisions - "Death Benefit Guarantee."

  Reinstatement.

  A terminated policy may be reinstated by the policyowner within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See Detailed Information About the Policies; Premium Provisions - "Policy Reinstatement."

  Free Look.

  A Policy may be returned for a refund of premium within the later of:

  .   10 days after it is received

  .   45 days after the application for the Policy is signed

  . 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

  If a policyowner requests an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See Detailed Information About the Policies; Premium Provisions - "Short-Term Cancellation Right and "Free Look" Provisions."

  Federal Tax Matters.

  Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the
  Section 7702   definition  of   a   life  insurance   contract,
  particularly if the policyowner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See Miscellaneous Matters - Federal Income Tax Considerations - (Tax Status Of The Policy).

  Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See Miscellaneous Matters - Federal Income Tax Considerations - (Tax Treatment Of Policy Benefits).

  If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. Select Loans may, however, be treated as taxable distributions. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See Miscellaneous Matters - Federal Income Tax Considerations - (Distributions From Policies Not Classified As Modified Endowment Contracts).

  <REDLINE>
  General Information About Manufacturers
  Life of America, Separate Account Three,
  Manulife Series Fund And NASL Series Trust </REDLINE>

  Manufacturers Life of America And
  Manufacturers Life

  Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan, is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. The Manufacturers Life Insurance Company of Michigan is a life insurance company organized in 1983 under the laws of Michigan and is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America as measured by assets.

  Manufacturers Life of America's
  Separate Account Three

  Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992 the Separate Account has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

  Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

  The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account.
  For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

  <REDLINE>
  Manulife Series Fund And NASL Series Trust

  Each sub-account of the Separate Account will purchase shares only of a particular Manulife Fund or an NASL Trust. Manulife Series Fund and NASL Series Trust are registered under the 1940 Act an open-end management investment companies. The Separate Account will purchase and redeem shares of Manulife Funds and NASL Trusts at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes consistent with the Policies. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

  Manulife Series Fund and NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company and, with respect to Manufacturers Life of America only, shares of the Manulife Series Fund are also issued to its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Manulife Series Fund prospectus and the accompanying NASL Series Trust prospectus.

  Manulife Series Fund receives investment management services from Manufacturers Adviser Corporation. Manufacturers Adviser Corporation is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. Fidelity Management Trust Company provides investment subadvisory services to the Equity, Conservative Asset Allocation, Moderate Asset Allocation and Aggressive Asset Allocation Trusts. Goldman Sachs Asset Management provides investment subadvisory services to the Value Equity Trust. Wellington Management Company provides investment subadvisory services to the Growth and Income Trust and Salomon Brothers Asset Management Inc provides investment subadvisory services to the U.S. Government Securities Trust.

  Investment Objectives Of The Portfolios

  The  investment  objectives  of  the  Portfolios  available  to
  policyowners   through   allocation   of   Policy   Values   to
  corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

  Manulife Funds

  Emerging Growth Equity Fund. The investment objective of the Emerging Growth Equity Fund is to achieve growth of capital by investing primarily in equity securities of companies believed to offer growth potential over both the intermediate and the long term. Current income is not a significant consideration. In selecting investments, emphasis will be placed on securities of progressive companies with aggressive and competent managements. A substantial portion of the Fund's assets may be invested in emerging growth companies, which at the time of the Fund's investment may be paying no dividends to their shareholders.

  Common Stock Fund. The investment objective of the Common Stock Fund is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. In selecting investments, emphasis will be placed on companies with good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position, superior management skills, and earnings that tend to grow consistently. The Fund's investments are not limited to any particular type or size of company, but high-quality growth stocks are emphasized.

  Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. In pursuit of its objective, the Real Estate Securities Fund will invest principally in real estate investment trust equity and debt securities and other securities issued by companies which invest in real estate or interests therein. The Fund may also purchase the common stocks, preferred stocks, convertible securities and bonds of companies operating in industry groups relating to the real estate industry. This would include companies engaged in the development of real estate, building and construction, and other market segments related to real estate. The Fund will not invest directly in real property, nor will it purchase mortgage notes directly. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in real estate related equity and debt securities.

  Balanced Assets Fund. The investment objective of the Balanced Assets Fund is to achieve intermediate and long-term growth through capital appreciation and income by investing in both debt and equity securities. The Fund will maintain at all times a balance between debt securities or preferred stocks, on the one hand, and common stocks, on the other. At least 25% of the Fund's assets will be invested in each of the two basic categories.

  Capital Growth Bond Fund. The investment objective of the Capital Growth Bond Fund is to achieve growth of capital by investing in medium-grade or better debt securities with income as a secondary consideration. The Capital Growth Bond Fund differs from most "bond" funds in that its primary objective is capital appreciation, not income. The Fund will be carefully positioned in relation to the term of debt obligations and the anticipated movement of interest rates.

  Money-Market Fund. The investment objective of the Money-Market Fund is to provide maximum current income consistent with capital preservation and liquidity by
  investing   in  a  portfolio   of  high-quality   money  market
  instruments.

  International Fund. The investment objective of the International Fund is to achieve long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of companies domiciled in countries other than the United States and Canada. It invests primarily in the securities markets of Western European countries, Australia, the Far East, Mexico and South America. The Fund will, under normal conditions, invest at least 65% of its net assets in common stocks and equity-related securities of established larger-capitalization companies that have attractive long-term prospects for growth of capital.

  Pacific Rim Emerging Markets Fund. The investment objective of the Pacific Rim Emerging Markets Fund is to achieve long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of companies domiciled in the countries of the Pacific Rim region. The Fund will, under normal conditions, invest at least 65% of its net assets in common stocks and equity-related securities of established larger-capitalization companies that have attractive long-term prospects for growth of capital.

  Equity Index Fund. The investment objective of the Equity Index Fund is to achieve investment results which approximate the total return of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

  A full description of the Manulife Series Fund, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Manulife Series Fund prospectus, which should be read together with this prospectus.

  NASL Trusts

  Equity Trust.   The investment objective of the Equity Trust is
  to seek growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

  Value Equity Trust. The investment objective of the Value Equity Trust is to seek long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

  Growth and Income Trust. The investment objective of the Growth and Income Trust is to seek long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

  U.S. Government Securities Trust. The investment objective of the U.S. Government Securities Trust is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


  Automatic Asset Allocation Trusts. The investment objective of the Automatic Asset Allocation Trusts is to seek the highest potential return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in debt, equity, and money market securities.

  . The Aggressive Asset Allocation Trust seeks the highest total return consistent with an aggressive level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any twelve month period.

  . The Moderate Asset Allocation Trust seeks the highest total return consistent with a moderate level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period.

  . The Conservative Asset Allocation Trust seeks the highest total return consistent with a conservative level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period.

  A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.
  </REDLINE>

  Detailed Information About The Policies
  Premium Provisions
  Policy Issue And Initial Premium

  To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $50,000 ($100,000 for preferred risk policies). A Policy will generally be issued to persons between ages 0 and 90. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 90. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. A life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by underwriting rules. Persons failing to meet standard underwriting requirements nonetheless may be eligible to purchase a Policy provided an additional rating is assigned.
  Acceptance of an application is subject to the Company's insurance underwriting rules. Each Policy is issued with a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date the Company becomes obligated under the Policy and when the first monthly deductions are taken. If an application is accompanied by a check for at least the Initial Premium and the application is accepted, the policy date will be the date the application and check were received at the Manufacturers Life of America Service Office and the effective date will be the date Manufacturers Life of America's underwriters approve issuance of the Policy. If an application is accompanied by a check for at least the Initial Premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date. If an application accepted by the Company is not accompanied by a check for at least the Initial Premium, the Policy will be issued with a policy date which is seven days after issuance of the Policy (the "issue date") and with an effective date which is the date the Service Office receives at least the Initial Premium. In certain situations a different policy date may be used. The Initial Premium must be received within 60 days after the policy date; however, the Initial Premium may be required within 30 days on Policies issued with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, the Policy will be cancelled and any premiums paid will be returned to the applicant.

  Under certain circumstances a Policy may be issued with a backdated policy date. A Policy will not be backdated more than six months (twelve months where required by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.

  All premiums received prior to the effective date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money-Market Fund. On the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyowner's instructions.

  All premiums received on or after the effective date of the Policy will be allocated among the Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Manufacturers Life of America Service Office. Monthly deductions are due on the policy date and at the
  beginning of  each policy month  thereafter.   However, if  due
  prior to the effective date, they will be taken on the effective date instead of the dates they were due.

  Premium Allocation

  Net Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the Net Premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal 100. A policyowner may change the way in which Net Premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change, in a format satisfactory to the Company, is received at the Manufacturers Life of America Service Office.

  Premium Limitations

  After the payment of the Initial Premium, premiums may be paid at any time and in any amount during the lifetime of the life insured subject to certain limitations. After the Initial Premium, all premiums must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. A Policy will be issued with a Planned Premium which is based on the amount of premium the policyowner wishes to pay. It is recommended that the Planned Premium be such that the Cumulative Premium Test (see Insurance Benefits - "Death Benefit Guarantee") will be satisfied.

  Manufacturers  Life  of  America  will   send  notices  to  the
  policyowner setting forth the Planned Premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment.

  Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10.
  Manufacturers Life of America may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time in order to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

  Short-Term Cancellation Right And
  "Free Look" Provisions

  A Policy may be returned for a refund of the premium within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid. Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.

  If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

  Insurance Benefit

  The Insurance Benefit

  If the Policy is  in force  at the time  of the life  insured's death, Manufacturers Life of America will pay an insurance benefit based on the death benefit option selected by the policyowner upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.

  <REDLINE>

  No Lapse Guarantee

  In those states where it is permitted, on Policies issued with a face amount of at least $250,000 (calculated as described below), the policyowner may elect the No Lapse Guarantee (in Illinois this benefit is known as Minimum Premium Guarantee). If elected, as long as the No Lapse Guarantee Cumulative
  Premium Test (see below) is satisfied during the No Lapse Guarantee Period, as described below, Manufacturers Life of America will guarantee that the Policy will not go into default (see OTHER GENERAL PROVISIONS - "Policy Default"), even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. For purposes of determining the face amount at issue for the No Lapse Guarantee, the face amount shall include any amounts purchased under the supplementary insurance option.

  The No Lapse Guarantee Period is the first 5 Policy Years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

  While the No Lapse Guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been satisfied. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to the policyowner, will be equal to the outstanding premium requirement as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the No Lapse Guarantee will terminate, and the Policy subsequently may go into default if the Policy's Net Cash Surrender Value is insufficient to meet the monthly deductions due at the beginning of a policy month. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change as will a decrease in face amount below $250,000. The No Lapse Guarantee cannot be reinstated after it has been terminated. See OTHER GENERAL POLICY PROVISIONS - "Policy Default," and INSURANCE BENEFIT - "Death Benefit Option Changes."

  No Lapse Guarantee Cumulative Premium Test

  The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the policy month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the policy date, as follows:

  The  Policy will  satisfy  the  No Lapse  Guarantee  Cumulative
  Premium Test if (a) is greater than or equal to (b), where:

      (a) is the sum of all premiums paid, less any partial withdrawals and less any Policy Debt;

      and

      (b) is the sum of the Monthly No Lapse Guarantee Premiums due since the policy date.

  The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if the face amount of the Policy is changed (see INSURANCE BENEFIT - "Face Amount Changes"), or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.
  </REDLINE>


  Death Benefit Guarantee

  Policies With Face  Amounts Of At Least $250,000.  If permitted by state law and elected by the policyowner, on policies issued and maintained with a minimum face amount of $250,000, if the Cumulative Premium Test (see below) is satisfied, Manufacturers Life of America will guarantee that the Policy will not go into default (See Other General Policy Provisions - "Policy Default") even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

  If permitted by state law and elected by the policyowner, on Policies issued and maintained with a minimum face amount of $250,000, if after the tenth policy anniversary the Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, Manufacturers Life of America will keep the Death Benefit Guarantee in effect.

  This Death Benefit Guarantee, which is not available in the state of New Jersey, will expire at the end of a policy year specified in the Policy, currently (i) the year in which the life insured reaches attained age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) the year in which the life insured reaches attained age 85 if Death Benefit Option 2 is selected at any time. While the guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the Cumulative Premium Test or the Fund Value Test has been satisfied. If neither has been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment will be equal to the outstanding premium required to meet the Cumulative Premium Test at the date neither test was satisfied, plus the Monthly Death Benefit Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate. Once the

  Death   Benefit  Guarantee   is   terminated,  it   cannot   be
  reinstated.

  Policies With Face Amounts Under $250,000. On Policies with a face amount less than $250,000 at issue or after face amount decrease, if the Cumulative Premium Test is satisfied in the first three years, Manufacturers Life of America will guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. After the third policy
  anniversary,   there   is  no   Death   Benefit   Guarantee  on
  (a) Policies issued with face amounts of less than $250,000  or
  (b) Policies on which a face amount decrease has resulted in a face amount of less than $250,000.

  Cumulative Premium Test. The Policy provides for a Cumulative Premium Test. The Cumulative Premium Test is satisfied if at the beginning of each policy month the sum of all premiums paid to date less any partial withdrawals and any Policy Debt is at least equal to the sum of the Monthly Death Benefit Guarantee Premiums due since the policy date. The Death Benefit Guarantee Premium will increase when the insured attains age 70. The Death Benefit Guarantee Premiums for ages 0-69 and age 70 and above are set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see - "Death Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of the life insured.

  Fund Value Test. The Policy provides for a Fund Value Test. The Fund Value Test is applicable after the tenth anniversary of the Policy. The Fund Value Test is satisfied if at the beginning of each policy month the Net Policy Value is greater than or equal to the Gross Single Premium.

  Death Benefit Options

  The Policy permits the policyowner to select one of two death benefit options - Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the following table:

      Attained                                  Corridor
         Age                                   Percentage

         40 & below                                250%
         41                                        243
         42                                        236
         43                                        229
         44                                        222
         45                                        215
         46                                        209
         47                                        203
         48                                        197
         49                                        191
         50                                        185
         51                                        178
         52                                        171
         53                                        164
         54                                        157
         55                                        150
         56                                        146
         57                                        142
         58                                        138
         59                                        134
         60                                        130
         61                                        128
         62                                        126
         63                                        124
         64                                        122
         65                                        120
         66                                        119
         67                                        118
         68                                        117
         69                                        116
         70                                        115
         71                                        113
         72                                        111
         73                                        109
         74                                        107
         75-90                                     105
         91                                        104
         92                                        103
         93                                        102
         94                                        101
         95 & above                                100

  Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of
  2.5.  Thus,  if the Policy Value  were to increase to  $40,010,
  the   death    benefit   would   be   increased   to   $100,025
  (250% X $40,010 = $100,025).

  If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667 (250% X 66,667 = 166,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

  Death Benefit Option Changes

  The  death  benefit   option  is  selected  initially   by  the
  policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective as of the next policy anniversary following a request. Written request for a change must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

  A change in death benefit option will result in a change in the Policy's face amount in order to avoid any change in the amount of the death benefit.

  If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the effective date of the change. A change to Option 2 will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies). A change of death benefit option to Option 2 will shorten the death benefit guarantee period to the year in which the life insured reaches attained age 85.

  A change in death benefit from Option 2 to Option 1 will be subject to satisfactory evidence of insurability. If satisfactory evidence is provided, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the effective date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject.

  If satisfactory evidence of insurability is not provided, the policyowner may still switch from Option 2 to Option 1; however, the face amount of the Policy will remain at its previous level, thus reducing the death benefit. A policyowner may elect at issue the ability to switch from Option 2 to Option 1 within six months of a date certain. No evidence of insurability will be required if the policyowner exercises his or her ability to switch within six months of the chosen date.

  Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

  Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2, the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

  Face Amount Changes

  Subject to certain limitations, a policyowner may, upon written request, increase or decrease the face amount of the Policy. A change in face amount may affect the
  Death Benefit Guarantee Premium, the monthly deductions and surrender charges (see "Charges And Deductions"). Currently, each increase or decrease (other than a decrease resulting from a partial withdrawal) in face amount must be at least $50,000 ($100,000 for increases in preferred risk policies). Manufacturers Life of America reserves the right to increase or decrease the minimum face amount change on 90 days' written notice to the policyowner. The Company also reserves the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

  Increases. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per policy year and only after the second policy anniversary. An increase will become effective at the beginning of the next policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

  An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See Charges And Deductions - "Surrender Charges." Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, a policyowner will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

  No additional premium is required for a face amount increase. However, a premium payment may be necessary to prevent the Policy from going into default, since new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new Death Benefit Guarantee Premium will be determined.

  Decreases. A decrease in the face amount may be requested only once per policy year and only after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next policy month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies).

  A decrease in face amount during the Surrender Charge Period will usually result in surrender charges being deducted from the Policy Value. See Charges And Deductions - "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

  Policy Values

  Policy Value

  A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial
  withdrawal  or  upon surrender  of  the  Policy.   See  "Policy
  Loans" and "Partial Withdrawals And Surrenders" below. The Policy Value may also affect the amount of the death benefit. See Insurance Benefit - "Death Benefit Options." The Policy
  Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolio.

  An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

  Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit at the end of the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values at the end of the Business Day on which the premium is received at the Manufacturers Life of America Service Office.

  Units are valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Fund shares. When an order involving the crediting or cancelling of units is received at the Manufacturers Life of America Service Office after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined at the end of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made at the end of the next Business Day.

  The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for such subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

  (a) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of such Business Day before any policy transactions are made on that day;

  (b) is the net asset value of the underlying Fund shares held by that sub-account at the end of the immediately preceding Business Day after all policy transactions have been made for that day.

  Manufacturers Life of  America reserves the right to adjust the
  above  formula   for  any   taxes  determined   by  it  to   be
  attributable to the operations of the sub-account.

  Transfers Of Policy Value

  A policyowner may change the extent to which his or her Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. Such changes are made by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. A policyowner is permitted to make one transfer each policy month free of charge. One additional transfer in each policy month may be made at a cost of $35. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer.

  The minimum amount that may be transferred from an account, except for Asset Allocation Balancer transfers, is the lesser of $500 or the entire account value. The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money-Market Fund.

  Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone, if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

  The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

  Limitations. To the extent that total surrenders, partial withdrawals and transfers out of a sub-account exceed total net premium allocations and transfers into that sub-account, portfolio securities of the underlying Portfolio may have to be sold. Excessive sales of the investment portfolio securities in such a situation could be detrimental to that Portfolio and to policyowners with Policy Values allocated to sub-accounts investing in that Portfolio. To protect the interests of all policyowners, the Policy's transfer privilege is limited as described below.

  So long as effecting net transfers out of a sub-account in a particular Business Day would not reduce the number of shares of the underlying Portfolio outstanding at the close of the prior Business Day by more than 5%, all such transfers will be effected. However, net transfers out of a sub-account greater than 5% would be permitted only if, and to the extent that, in the judgment of Manufacturers Adviser Corporation, they would not result in detriment to the underlying Portfolio or to the interests of policyowners or others with assets allocated to that Portfolio. If and when transfers must be limited to avoid such detriment, some requests will not be effected. In determining which requests will be effected, transfers pursuant to the Dollar Cost Averaging program will be effected first, followed by Asset Allocation Balancer transfers, written requests next and telephone requests last. Within each such group, requests will be processed in the order received, to the extent possible. Policyowners whose transfer requests are not effected will be so notified. Current S.E.C. rules preclude the Company from processing at a later date those requests that were not effected. Accordingly, a new transfer request would have to be submitted in order to effect a transfer that was not effected because of the limitations described in this paragraph. Manufacturers Life of America may be permitted to limit transfers in certain other circumstances. See Other Provisions - "Payment Of Proceeds."

  Dollar Cost Averaging. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Guaranteed Interest Account.

  Under the Dollar Cost Averaging program the policyowner will designate an amount to be transferred at predetermined
  intervals   from  one   Investment  Account   into  any   other
  Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment

  Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified. Manufacturers Life of America reserves the right to cease to
  offer  this   program  on  90 days'   written  notice  to   the
  policyowner.

  Asset Allocation Balancer Transfers. Manufacturers Life of America will also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

  Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. On the policy anniversary, and at six month intervals thereafter, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. Currently, the charge for this program is $15 per transfer or series of transfers occurring on the same transfer date. This charge will be deducted from all accounts affected by the Asset Allocation Balancer transfer in the same proportion as the value in each account bears to the Policy Value immediately after the transfer.

  Manufacturers Life of America  reserves the  right to cease  to
  offer  this  program  on  90   days'  written  notice  to   the
  policyowner.

  Policy Loans

  While the  Policy  is  in force,  the  policyowner  may  borrow against the Policy Value of his or her Policy. The Policy serves as the only security for the loan. The minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. An amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

  For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

  When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

  A policy loan may result in a Policy's failing to satisfy the Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the Cumulative Premium Test is satisfied. As a result, the death benefit guarantee may terminate. See Insurance Benefit -
  "Death Benefit Guarantee" and Other General Policy Provisions - "Policy Default." Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions - "Policy Default." A policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Policy loans may have tax consequences. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce

  Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters - Federal Income Tax Considerations (Tax Treatment of Policy Benefits). Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

  Interest Charged On Policy Loans. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. The rate of interest charged will be fixed at an effective annual rate of 5.75%. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

  Interest Credited To  The Loan Account.  Manufacturers  Life of
  America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

  - On amounts up to the Policy's Select Loan Amount, the rate of interest charged on the policy loan less an interest rate differential, currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loan Amounts either (i) to an amount that may be prescribed in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America considers to be more likely to result in the transaction being treated as a loan under Federal tax law.


  -      On  amounts  in  excess of  the  Select  Loan Amount  as
         described  above, the  rate of  interest charged  on the
         policy   loan  less   an  interest   rate  differential,
         currently 1.75%.

  Prior to the later of the tenth policy anniversary and the anniversary following attained age 55, the amount available as a Select Loan is zero; after the later of the tenth policy anniversary and the policy anniversary following attained age 55, the amount available annually as a Select Loan is equal to 12% of the Policy's Net Cash Surrender Value at the previous policy anniversary. The amount available as a Select Loan applies to existing and new loans. If, at the time a policyowner is considering a Select Loan, interest due currently on his or her outstanding loans equals or exceeds the Select Loan Amount, the Select Loan feature could not be used to withdraw additional cash from Policy Value. The total of all loans, including the Select Loan Amount, cannot exceed the maximum loan amount as described above.

  To illustrate the amount available as a Select Loan, assume that a Policy has an issue age of 47 and a Net Cash Surrender Value on the eleventh policy anniversary of $10,000. The Select Loan Amount available during the twelfth policy year is $1,200 (12% X $10,000). Assume that at the beginning of the twelfth policy year, a loan of $1,500 is taken. $1,200 of that amount is considered the Select Loan Amount, $300 an ordinary policy loan.

  At the end of the twelfth policy year, assume that the Net Cash Surrender Value is $9,000. The Select Loan Amount available during the thirteenth policy year is $1,080 (12% X $9,000). If not already repaid, the $300 from the prior year's loan that was not considered a Select Loan is immediately converted to a Select Loan, leaving $780 of the Select Loan Amount available for the thirteenth policy year (provided that the sum of all outstanding loans does not exceed the Policy's maximum loan amount). The amount of any unpaid interest on the Select Loan and the ordinary policy loan from the twelfth policy year also would be borrowed as a Select Loan up to the maximum Select Loan Amount and thereby reduce by that amount the $780 available for borrowing as a Select Loan during the remainder of the thirteenth policy year.

  Loan Account Adjustments. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan Account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.


  The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination (i.e., upon death of the life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

  Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

  Loan Account Illustration. (Dollar amounts in this illustration have been rounded to the nearest dollar.) The operation of the Loan Account may be illustrated by consideration of a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a policy anniversary of $4,917. For purposes of the illustration, assume that the Select Loan Amount is zero. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,200 ($5,000 X 1.04) reflecting interest credited at an effective annual rate of 4.0%. At that time the loan will have accrued interest charges of $283 ($4,917 X .0575), bringing the Policy Debt to $5,200.

  If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the
  Loan Account to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,200, a transfer of $200 will be required ($5,200 - $5,000).

  If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $299 ($5,200 X .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,200, a transfer of $88 will be required. This amount is equivalent to the 1.75% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

  Loan Repayments.   Policy  Debt may  be repaid in  whole or  in
  part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Loan repayments will then be allocated to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

  Partial Withdrawals And Surrenders

  After a Policy has been in force for two policy years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

  A partial withdrawal made during the Surrender Charge Period will usually result in the assessment of a portion of the surrender charges to which the Policy is subject (see Charges And Deductions - "Surrender Charges") if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous policy anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current policy year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. See Charges And Deductions - Surrender Charges (Charges On Partial Withdrawals).

  A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in the assessment by Manufacturers Life of America of surrender charges. See Charges And Deductions - "Surrender Charges."

  Charges And Deductions

  Charges under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

  Deductions From Premiums

  Manufacturers Life of America deducts a charge of 2.35% of each premium payment for state and local taxes. State and local taxes differ from state to state. The 2.35% rate is expected to be sufficient, on average, to pay state and local taxes where required. Manufacturers Life of America also deducts a charge of 1.25% of each premium payment for federal taxes, an amount which is also expected to be sufficient to pay federal taxes. However, if Manufacturers Life of America incurs higher charges for state, local or federal taxes, or any other taxes are incurred, it may make a charge for those taxes in addition to the deductions for federal, state or local taxes currently being made from premium payments.

  Surrender Charges

  Manufacturers Life of America will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. The charges will usually be assessed if any of the above transactions occurs within the Surrender Charge Period unless the charges have been previously deducted.
  There are two surrender charges - a deferred underwriting charge and a deferred sales charge.

  Deferred Underwriting Charge. The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by varying rates depending upon the life insured's issue age until the charge has decreased to zero. The applicable percentage of the deferred underwriting charges to which the Policy is subject is illustrated by the following table:

               Table 1: Deferred Underwriting Charges


Transaction Occurs After
Monthly Deduction Taken           Percent of Deferred Underwriting
for Last Month Preceding                Charges by Issue Age*
     End of Month*                               Age
       Month                  0-50       51      52        53       54      55+
          12                   100%     100%    100%      100%     100%     100%
          24                   100%     100%    100%      100%     100%     100%
          36                   100%     100%    100%      100%     100%     100%
          48                   100%     100%    100%      100%     100%     100%
          60                   100%     100%    100%      100%     100%     100%
          72                    90%   88.89%  87.50%    85.71%   83.33%   80.00%
          84                    80%   77.78%  75.00%    71.43%   66.67%   60.00%
          96                    70%   66.67%  62.50%    57.14%   50.00%   40.00%
         108                    60%   55.56%  50.00%    42.86%   33.33%   20.00%
         120                    50%   44.44%  37.50%    28.57%   16.67%       0%
         132                    40%   33.33%  25.00%    14.28%       0%
         144                    30%   22.22%  12.50%        0%
         156                    20%   11.11%      0%
         168                    10%       0%
         180                     0%

  *  Months not shown may be calculated by interpolation.

  The  deferred underwriting  charge  is  designed to  cover  the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records. Manufacturers Life of America does not expect to recover from the deferred underwriting charge any amount in excess of its expenses associated with underwriting and policy issue.

  Deferred Sales Charge. The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. This charge compensates the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

  The deferred sales charge deducted in any policy year is not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the deferred sales charge might be deducted up to fifteen years later. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales charges will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. Manufacturers Life of America may forego deducting a portion of the deferred sales charge if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase. See Surrender Charges (Sales Charge Limitation) below.

  The Target Premium for the initial face amount is specified in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, and the policyowner will be advised of each new Target Premium. Target Premiums depend upon the face amount of insurance provided at issue or by an increase and the issue age and sex (unless unisex rates are required by law) of the life insured. The maximum number of Target Premiums subject to the deferred sales charge varies, based on the issue age of the life insured, the face amount at issue and the amount of any increase, according to the following tables:

   Table 2:  Number of Target Premiums Subject to Deferred Sales
         Charge for Policies Issued prior to July 10, 1995
       (Applicable to the Initial Face Amount and Increases)

           $250,000    Under          $250,000   Under         $250,000    Under
     Age   or More   $250,000    Age  or More   $250,000  Age  or More   $250,000
     *0    -0.031    -0.039      30      1.319  1.648     60   2.356      2.945
     *1    -0.144    -0.180      31      1.366  1.707     61   2.375      2.968
     *2    -0.081    -0.102      32      1.415  1.768     62   2.399      2.998
     *3    -0.020    -0.025      33      1.459  1.823     63   2.425      3.031
      4     0.037     0.046      34      1.503  1.878     64   2.380      2.975
      5     0.096     0.120      35      1.542  1.927     65   2.269      2.836
      6     0.166     0.207      36      1.590  1.987     66   2.124      2.655
      7     0.221     0.276      37      1.633  2.041     67   2.006      2.507
      8     0.281     0.351      38      1.672  2.090     68   1.888      2.360
      9     0.340     0.425      39      1.718  2.147     69   1.787      2.233
     10     0.391     0.488      40      1.756  2.195     70   1.691      2.113
     11     0.453     0.566      41      1.790  2.237     71   1.592      1.990
     12     0.514     0.642      42      1.832  2.290     72   1.494      1.867
     13     0.560     0.700      43      1.869  2.336     73   1.396      1.745
     14     0.614     0.767      44      1.904  2.380     74   1.317      1.646
     15     0.560     0.700      45      1.937  2.421     75   1.241      1.551
     16     0.606     0.757      46      1.969  2.461     76   1.162      1.452
     17     0.658     0.822      47      2.000  2.500     77   1.084      1.355
     18     0.718     0.897      48      2.032  2.540     78   1.010      1.262
     19     0.767     0.958      49      2.062  2.577     79   0.946      1.182
     20     0.817     1.021      50      2.093  2.616     80   0.887      1.108
     21     0.870     1.087      51      2.123  2.653     81   0.831      1.038
     22     0.924     1.155      52      2.154  2.692     82   0.779      0.973
     23     0.973     1.216      53      2.182  2.727     83   0.733      0.916
     24     1.026     1.282      54      2.211  2.763     84   0.688      0.860
     25     1.075     1.343      55      2.234  2.792     85   0.646      0.807
     26     1.125     1.406      56      2.259  2.823     86   0.606      0.757
     27     1.177     1.471      57      2.284  2.855     87   0.567      0.708
     28     1.228     1.535      58      2.307  2.883     88   0.530      0.662
     29     1.274     1.592      59      2.333  2.916     89   0.493      0.616
     90     0.484     0.605

  *A  negative number  of  Target  Premiums produces  a  negative
  deferred  sales  charge.    When  combined  with  the  deferred
  underwriting charge, a negative deferred sales charge reduces the total surrender charge.

   Table 3:  Number of Target Premiums Subject to Deferred Sales
        Charge for Policies Issued on or after July 10, 1995
       (Applicable to the Initial Face Amount and Increases)

           $250,000    Under          $250,000   Under         $250,000    Under
     Age   or More   $250,000    Age  or More   $250,000  Age  or More   $250,000

      *0    -0.031    -0.039     30    1.319     1.648    60    2.356      2.945
      *1    -0.144    -0.180     31    1.366     1.707    61    2.375      2.968
      *2    -0.081    -0.102     32    1.415     1.768    62    2.399      2.998
      *3    -0.020    -0.025     33    1.459     1.823    63    2.425      3.031
       4    0.037      0.046     34    1.503     1.878    64    2.367      2.959
       5    0.096      0.120     35    1.542     1.927    65    2.259      2.824
       6    0.166      0.207     36    1.590     1.987    66    2.113      2.641
       7    0.221      0.276     37    1.633     2.041    67    1.992      2.490
       8    0.281      0.351     38    1.672     2.090    68    1.875      2.344
       9    0.340      0.425     39    1.718     2.147    69    1.777      2.222
      10    0.391      0.488     40    1.756     2.195    70    1.679      2.099
      11    0.453      0.566     41    1.790     2.237    71    1.583      1.979
      12    0.514      0.642     42    1.832     2.290    72    1.486      1.857
      13    0.560      0.700     43    1.869     2.336    73    1.392      1.740
      14    0.614      0.767     44    1.904     2.380    74    1.315      1.644
      15    0.560      0.700     45    1.937     2.421    75    1.238      1.547
      16    0.606      0.757     46    1.969     2.461    76    1.161      1.451
      17    0.658      0.822     47    2.000     2.500    77    1.083      1.354
      18    0.718      0.897     48    2.032     2.540    78    1.007      1.259
      19    0.767      0.958     49    2.062     2.577    79    0.945      1.182
      20    0.817      1.021     50    2.093     2.616    80    0.885      1.106
      21    0.870      1.087     51    2.123     2.653    81    0.829      1.037
      22    0.924      1.155     52    2.154     2.692    82    0.779      0.973
      23    0.973      1.216     53    2.182     2.727    83    0.732      0.915
      24    1.026      1.282     54    2.211     2.763    84    0.687      0.859
      25    1.075      1.343     55    2.234     2.792    85    0.644      0.806
      26    1.125      1.406     56    2.259     2.823    86    0.604      0.755
      27    1.177      1.471     57    2.284     2.855    87    0.566      0.708
      28    1.228      1.535     58    2.307     2.883    88    0.529      0.661
      29    1.274      1.592     59    2.333     2.916    89    0.493      0.616
      90    0.484      0.605

  *A  negative number  of  Target  Premiums produces  a  negative
  deferred  sales  charge.    When  combined  with  the  deferred
  underwriting charge, a negative deferred sales charge reduces the total surrender charge.

  Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period, there is no deferred sales charge. The tables to be used to reduce the applicable deferred sales charge during the Surrender Charge Period are set forth in Appendix C to this Prospectus. The applicable table will be set forth in each Policy and the policyowner will be informed of the table to be used in connection with sales charges on increases in face amount.

  In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "guideline annual premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

  A "guideline annual premium" is a hypothetical amount based on S.E.C. rules that is used to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.

  The following example illustrates how deferred underwriting and deferred sales charges are calculated using data from Tables 1, 2 and 3 above and from the tables in Appendix C.

  Assume a 36-year-old male (standard risk) whose Policy was issued prior to July 10, 1995, at age 30, and who has paid
  $9,000 in premiums under a Policy with a Target Premium of $1,500 and a face amount of $100,000 surrenders his Policy during the last month of the sixth policy year.

  A deferred underwriting charge of $540 would be assessed. The maximum deferred underwriting charge of $600 ($6 per $1,000 of face amount X 100) would be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the sixth policy year [90% X ($6 X 100) = $540].

  A deferred sales charge of $1,192.74 would also be assessed. According to Table 2, the maximum number of Target Premiums subject to the deferred sales charge for a person who was 30 years old when his or her Policy with a face amount less than $250,000 was issued would be 1.648. Thus $2,472 (1.648 X
  $1,500) would be  the maximum amount of premiums subject to the

  50% sales charge, producing a maximum sales charge of $1,236 (50% X $2,472 = $1,236). Because the surrender occurs during the last month of the sixth policy year, only 96.50% (from the table in Appendix C for issue age 30) of the maximum sales charge remains applicable [96.50% X (.50 X 1.648 X $1,500) = $1,192.74].

  Sales Charge Limitation.If a Policy is surrendered or its face amount decreased at any time during the first two years after issuance or after an increase in face amount, Manufacturers Life of America will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of
  (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the maximum amount of premiums subject to the deferred sales charge plus (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the maximum amount of premiums subject to the deferred sales charge, plus (iii) 9% of the premiums paid in excess of two guideline annual premiums up to the maximum amount of premiums subject to the deferred sales charge.

  The operation of the sales charge limitation for Policies issued prior to July 10, 1995 is illustrated by the following example. A 67-year-old male non-smoker purchased a Policy with a face amount in excess of $250,000 when he was age 65. He has paid $30,000 in premiums under the Policy and it has a guideline annual premium (GAP) of $15,997 and a Target Premium
  (TP) of $11,835. He surrenders his policy during the second policy year. In the absence of the sales charge limitation, the maximum deferred sales charge would be 50% of the lesser of premiums paid ($30,000) or the maximum amount of premiums subject to the deferred sales charge (TP X Maximum Number of TP's = $11,835 X 2.269 = $26,854), which results in 50% of
  $26,854 (the "Maximum Chargeable Amount" or "MCA") or $13,427 as the maximum deferred sales charge. However, under the formula described above, the maximum sales charge allowable would be $5,885. This is calculated as the sum of:

  (i)     30%  of one  GAP, or  $4,799 [.30 X  $15,997 = $4,799],
          because one  GAP ($15,997)  is less than  premiums paid
          ($30,000) and less than the MCA ($26,854);

  plus

  (ii) 10% of the MCA in excess of one GAP, or $1,086 (.10 X $10,857 = $1,086) because the MCA in excess of one GAP ($26,854 - $15,997 = $10,857) is less than premiums paid in excess of one GAP ($30,000 - $15,997 = $14,003)
          and less than the amount of a second GAP ($15,997);

  plus

  (iii) $0, because no premiums in excess of two GAPs were paid and would not have been chargeable in any event, as the MCA was less than two GAPs.

  Thus, (i) $4,799 plus (ii) $1,086 plus  (iii) $0 equals $5,885, the maximum sales charge allowable.

  If the Policy in the foregoing example were issued on or after July 10, 1995, the maximum sales charge allowable would be $5,873 because the maximum amount of Target Premiums subject to the deferred sales charge would be 2.259 (from Table 3) instead of 2.269 (from Table 2).

  Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

  Charges On Partial Withdrawals. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal in excess of the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be cancelled based on the value of such units determined at the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

  If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the
  Policy will be reduced. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit - "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount
  resulting  from   partial  withdrawals   will  not   incur  any
  surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

  Charges On Decreases In Face Amount. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease, or a cancellation of an increase, in face amount requested by the policyowner. Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately. Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction. As noted under Insurance Benefit - "Face Amount Changes," decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

  Charges Remaining After Face Amount Decreases Or Partial Withdrawals. Each time a pro-rata deferred underwriting charge or a pro-rata deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced proportionately.

  The remaining deferred underwriting charge will be calculated using Table 1 above. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where:

  (a) is the grading percentage applicable to the life insured's issue age and Policy duration;

  (b) is the grading percentage applicable to the life insured's issued age at the time of the last face amount decrease or partial withdrawal; and

  (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred underwriting charge deducted for that face amount decrease or partial withdrawal.

  The remaining  deferred sales charge  will be calculated  using
  Table 2 above and Appendix C. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where:

  (a) is the grading percentage applicable to the Policy duration;

  (b) is the grading percentage at the time of the last face amount decrease or partial withdrawal; and

  (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

  Until the sum of premiums paid equals or exceeds the number of Target Premiums subject to deferred sales charge multiplied by the Target Premium, subsequent premium payments will increase the remaining deferred sales charge.

  Monthly Deductions

  Each month a deduction consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions - "Supplementary Benefits") is deducted from Policy Value. The monthly deduction will be allocated among the Investment Accounts and (other than the mortality and expense risks charge) the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

  Administration Charge

  The monthly administration charge is $35 plus $.01 per $1,000 of face amount until the first anniversary and, thereafter, $10 plus $.01 per $1,000 of face amount. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy. Manufacturers Life of America does not expect to recover from the monthly administration charge any amount in excess of its accumulated administrative expenses relating to the Policies and the Separate Account.



  Cost Of Insurance Charge

  The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate is based on the life insured's issue age, the duration of the coverage, sex (unless unisex rates are required by law), risk class, and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions For Group Or Sponsored Arrangements"), the face amount of the Policy. See Miscellaneous Matters - "Legal Considerations." The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age. Any additional ratings as indicated in the Policy will be added to the cost of insurance rate.

  The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience as based on current experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of life insureds. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions For Group Or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

  If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

  The State of Montana currently prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents.

  The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

  Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

  Mortality And Expense Risks Charge

  Manufacturers Life of America deducts a monthly charge from the Policy Value for the mortality and expense risks it assumes under the Policies. This charge is made at the beginning of each policy month at an annual rate of .90% through the later of the tenth anniversary of the Policy and the policyowner's attained age of 60 and, thereafter, .45%.
  It is assessed against the value of the policyowner's Investment Accounts by cancellation of units in the same proportion as the value of each Investment Account bears to the total value of the Investment Accounts. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

  Other Charges

  Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge therefor, in addition to the deductions for federal, state or local taxes currently being made from premium payments.

  Charges will be imposed on certain transfers of Policy Values, including a $35 charge for a second transfer in a policy month, a $15 charge for each Asset Allocation Balancer transfer and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values - "Transfers Of Policy Value."

  The Separate Account purchases shares of Portfolios at net asset value. The net asset value of those shares reflects:

  <REDLINE>
  For the Manulife Funds:

  (i) an investment management fee equivalent to an annual rate of .50% of the value of the average daily net assets of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund;

  (ii) (a) an investment management fee equivalent to an annual rate of .85% of the value of the first $100 million of average daily net assets and (b) .70% of the value of the average daily net assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund;

  (iii) an investment management fee of .25% per annum assessed against the assets of the Equity Index Fund;

  (iv) expenses of up to .50% and .65% per annum assessed against the assets of the International Fund and the Pacific Rim Emerging Markets Fund, respectively;

  (v) Expenses of up to .15% per annum assessed against the assets of the Equity Index Fund; and

  (vi) other expenses already deducted from the assets of the Manulife Funds.

  For the NASL Portfolios:

  (i) investment management fee equivalent to an annual rate of .800% of the value of the average daily net assets of the Value Equity Trust;

  (ii) investment management fee equivalent to an annual rate of .650% of the value of the average daily net assets of the U.S. Government Securities Trust;

  (iii) investment management fee equivalent to an annual rate of .750% of the value of the average daily net assets of the Growth and Income Trust;

  (iv) investment management fee equivalent to an annual rate of .750% of the value of the average daily net assets of the Equity Trust;

  (v) investment management fee equivalent to an annual rate of .750% of the average daily net assets of the Conservative Asset Allocation Trust;

  (vi)    investment management fee equivalent to  an annual rate
          of   .750%  of  the  average daily  net assets  of  the
          Moderate Asset Allocation Trust;

  (vii) investment management fee equivalent to an annual rate of .750% of the average daily net assets of the Conservative Asset Allocation Trust; and

  (viii) expenses of up to .50% per annum assessed against the assets of each of the NASL Trusts; and

  (ix) other expenses already deducted from the assets of the NASL Trusts.

  Detailed information concerning such fees and expenses is set forth under the caption "Management Of The Funds" in the Prospectus for the Manulife Series Fund that accompanies this Prospectus and under the caption "Management of The Trust" in the Prospectus for the NASL Series Trust that accompanies this Prospectus.
  </REDLINE>

  Special Provisions For Group Or Sponsored Arrangements

  Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

  The charges and deductions described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America will reduce the above charges and deductions in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

  Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

  In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases or decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount.

  Special Provisions For Exchanges

  Manufacturers Life of America will permit owners of certain life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

  The General Account

  By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the

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  Securities  and  Exchange   Commission  has  not  reviewed  the
  disclosures   in  this  prospectus   relating  to  the  general
  account.    Disclosures  regarding  the  general  account  may,
  however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

  The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in its separate accounts. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

  A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions. See Policy Values - "Transfers Of Policy Value" and "Policy Value." Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

  Other General Policy Provisions

  Policy Default

  Unless the Death Benefit Guarantee is in effect, a Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly deductions then due. Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and at the beginning of each of the two policy months thereafter, based on the Policy Value at the date of default. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges And

  Deductions - "Surrender Charges") as of the date of default less the monthly deductions then due will be paid to the policyowner. If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

  Policy Reinstatement

  A  policyowner can  reinstate  a  Policy which  has  terminated after going into default at  any time within 21  days following
  the  date  of   termination  without  furnishing  evidence   of
  insurability, subject to the following conditions:

  (a)     The life insured's risk class is standard or preferred.

  (b)     The life insured's attained age is less than 46.

  A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  (a)     The Policy must  not have been surrendered for  its Net
          Cash Surrender Value at the request of the policyowner;

  (b)     Evidence   of   the    life   insured's    insurability
          satisfactory  to  Manufacturers  Life  of   America  is
          furnished to it;

  (c) A premium equal to the payment required during the 61-day grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and

  (d)     An amount  equal to  any amounts paid  by Manufacturers
          Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

  If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

  Miscellaneous Policy Provisions

  Beneficiary. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes - primary, secondary and final. Thereafter the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

  Incontestability. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the issue date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

  Misstatement Of Age Or Sex. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex (unless unisex rates are required by law).

  Suicide Exclusion. If the life insured, whether sane or insane, dies by suicide within two years from the issue date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

  Assignment. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

  Other Provisions

  Supplementary Benefits

  Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing term insurance for additional insureds, providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value, accelerating benefits in the event of terminal illness, and, in the case of corporate-owned Policies, permitting a change of the life insured. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges And Deductions - "Monthly Deductions."

  Payment Of Proceeds

  As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment.

  The Company may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Guaranteed Interest Account value for up to six months; otherwise the Company may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or
  (iii) the S.E.C. permits a delay for the protection of policyowners. Also, transfers may be denied under the circumstances stated in clauses (i), (ii) and (iii) above and under the circumstances previously set forth. See Policy Values - "Transfers Of Policy Value."

  Reports To Policyowners

  Within 30 days after each policy anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

  Within 10 days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, a confirmation statement will be sent.


  Each policyowner will also be sent an annual and a semi-annual report for the Series Fund which will include a list of the securities held in each Fund as required by the 1940 Act.

  Miscellaneous Matters

  Fund Share Substitution

  Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Funds may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Fund or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

  Manufacturers Life of America also reserves the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

  The investment objectives of the Separate Account will not be changed materially without first filing the change with the Insurance Commissioner of the State of Michigan. Policyowners will be advised of any such change at the time it is made.

  Federal Income Tax Considerations

  The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

  Tax Status Of The Policy

  Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations
  implementing    Section 7702.       However,   while   proposed
  regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how
  Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
  Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

  With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

  With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

  If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

  Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Series Fund's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

  In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know  what  standards  will  be  set  forth,  if  any,  in  the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

  Tax Treatment Of Policy Benefits

  In General. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

  Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

  Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

  Modified Endowment  Contracts.    Section 7702A  establishes  a
  class  of  life  insurance  contracts designated  as  "Modified
  Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

  Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is credited or transaction conducted which would cause the Policy to become a Modified Endowment Contract, the Company will notify the policyowner that unless a refund of the excess premium is requested by the policyowner within 45 days of the policy anniversary next occurring thereafter, the Policy will become a Modified Endowment Contract.

  Further, if a transaction occurs which reduces the face amount of the Policy during the first seven years, the Policy will be retested retroactive to the date of purchase to determine compliance with the seven pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, the Policy will be retested for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

  The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

  Distributions From Policies Classified As Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loans taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

  Distributions From Policies Not Classified As Modified Endowment Contracts. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

  Loans from,  or secured  by, a Policy  that is  not a  Modified
  Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.
  Select Loans may, however, be treated as a distribution.

  Finally,  neither  distributions (including  distributions upon surrender) nor loans from, or secured by,  a Policy that is not
  a  Modified   Endowment  Contract  are   subject  to  the   10%
  additional tax.

  Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. The deduction of interest on Policy loans may also be subject to other restrictions under Section 264 of the Code.

  Investment  In  The Policy.    Investment in  the  Policy means
  (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified
  Endowment  Contract,  to  the  extent   such  amount  has  been
  excluded  from   gross  income,  will   be  disregarded),  plus
  (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

  Multiple Policies. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

  The Company's Taxes

  As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. The Company makes a charge to premiums to compensate it for the anticipated higher corporate income taxes.

  At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

  Distribution Of The Policy

  ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the
  Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive first-year commissions not to exceed 50% of premiums paid up to the Target Premium, commissions of 2% of premiums in excess thereof and, after the third anniversary, 0.15% of the Policy Value per annum. In addition representatives will be eligible for bonuses of up to 90% of first-year commissions. Representatives who meet certain standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

  Responsibilities Assumed By Manufacturers Life

  Manufacturers Life has entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse
  Manufacturers Life for all sales commissions paid by Manufacturers Life and will pay Manufacturers Life for its other services under the agreement in such amounts and at such times as agreed to by the parties.

  Manufacturers Life has also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

  Finally, Manufacturers Life has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement Manufacturers Life of America will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers Life of America may also consider reinsuring any non-aviation risks in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

  Voting Rights
  <REDLINE>
  As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of Manulife Series Fund or NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.

  Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

  The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Manulife Fund or NASL Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

  Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract for Manulife Series Fund. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.
  </REDLINE>

  Directors And Officers Of Manufacturers Life of America

  The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:

                       Position with
                       Manufacturers
  Name                 Life of America   Principal Occupation
  Sandra M. Cotter     Director          Attorney - 1989-present, Dykema Gossett

  Leonard V.
   Day, Jr.            Director          General Manager, Philadelphia Branch -
                                         1970-present, The Manufacturers Life
                                         Insurance Company

  Donald A. Guloien    President and     Senior Vice President, Business Director
                       Director          Development-1994-present,
                                         The Manufacturers Life Insurance
                                         Company; Vice President, U.S. Individual
                                         Business - 1990-1994, The Manufacturers
                                         Life Insurance Company

  Stephen C. Nesbitt   Secretary,        Legal Vice President - 1990-present, The
                       General Counsel   Manufacturers Life Insurance Company
                       and Director

  Joseph J.
   Pietroski           Director          Senior Vice President, General Counsel
                                         and Corporate Secretary - 1988-present,
                                         The Manufacturers Life Insurance Company

  John D. Richardson   Chairman and      Senior Vice President and General
                       Director          Manager, U.S. Operations-
                                         1995-present, The Manufacturers Life
                                         Insurance Company; Senior Vice President
                                         and General Manager, Canadian
                                         Operations - 1992-1994, The
                                         Manufacturers Life Insurance Company;
                                         Senior Vice President, Financial
                                         Services - 1992, The Manufacturers Life
                                         Insurance Company; Executive Vice
                                         Chairman and CFO - 1989-1991, Canada
                                         Trust

  Diane M. Schwartz    Director          Senior Vice President, International
                                         Operations - 1992-present, The
                                         Manufacturers Life Insurance Company;
                                         Senior Vice President and General
                                         Manager, U.S. Operations - 1988-1992,
                                         The Manufacturers Life Insurance Company


                       Position with
                       Manufacturers
  Name                 Life of America   Principal Occupation

  John R. Ostler       Vice President,   Financial Vice President - 1992-present,
                       Chief Actuary and The Manufacturers Life Insurance
                       Treasurer         Company; Vice President, Insurance
                                         Products- 1990-1992, The Manufacturers
                                         Life Insurance Company

  Douglas H. Myers     Vice President,   Assistant Vice President and Controller,
                       Finance and        U.S. Operations-1988-present, The
                       Compliance,        Manufacturers Life Insurance Company
                       Controller

  State Regulations

  Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

  Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

  Pending Litigation

  No litigation is pending that would have a material effect upon the Separate Account or the Series Fund.

  Additional Information

  A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

  For  further information  you  may  also contact  Manufacturers
  Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.

  Legal Matters

  The legal  validity  of the  policies  has  been passed  on  by
  Stephen C. Nesbitt, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on certain matters relating to the federal securities laws.

  Experts

  The financial statements of the Manufacturers Life Insurance Company of America and the Manufacturers Life Insurance Company of America Separate Account Three appearing in this
  prospectus  for  the  period  ended   September  30,  1995  are
  unaudited.

  The financial  statements of  The Manufacturers Life  Insurance
  Company  of America  and of  The  Manufacturers Life  Insurance

  Company of  America Separate  Account Three  appearing in  this prospectus for the periods ending December 31 have been audited by Ernst & Young, independent auditors to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

  Actuarial  matters  included  in  this  prospectus  have   been
  examined by John  R. Ostler, Vice President, Chief  Actuary and
  Treasurer of Manufacturers Life of America, whose opinion is filed as an exhibit to the registration statement.

               The following financial statements of
                       Separate Account Three
            for the period ended September 30, 1995 only
                          are unaudited.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 1995 (Unaudited)


                                              Emerging Growth     Common Stock
                                          Equity Sub-Acccount      Sub-Account


        Investment in Manulife Series Fund, Inc.
        at market value
           Emerging Growth Equity Fund,           $29,470,698
             1,288,471 shares (cost $25,184,536)
           Common Stock Fund,                                      $12,436,512
             766,942 shares (cost $11,024,438)
           Real Estate Securities Fund,
             571,032 shares (cost $7,914,577)
           Balanced Assets Fund,
             1,194,329 shares (cost $17,852,643)
           Capital Growth Bond Fund,
             778,188 shares (cost $8,591,439)
           Money Market Fund,
             1,011,823 shares (cost $10,629,212)
           International Fund,
             168,795 shares (cost $1,695,316)
           Pacific Rim Emerging Markets Fund,
             114,380 shares (cost $1,091,600)

                                                   29,470,698       12,436,512

        Receivable for Policy-related Transactions     25,635            5,537

        NET ASSETS                                $29,496,333      $12,442,049

        Units Outstanding                             850,529          590,510

        Net asset value per unit                       $34.68           $21.07


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 1995 (Unaudited)


                                       Real Estate Securities  Balanced Assets
                                                  Sub-Account      Sub-Account


        Investment in Manulife Series Fund, Inc.
        at market value
           Emerging Growth Equity Fund,
             1,288,471 shares (cost $25,184,536)
           Common Stock Fund,
             766,942 shares (cost $11,024,438)
           Real Estate Securities Fund,            $8,377,241
             571,032 shares (cost $7,914,577)
           Balanced Assets Fund,                                   $19,418,919
             1,194,329 shares (cost $17,852,643)
           Capital Growth Bond Fund,
             778,188 shares (cost $8,591,439)
           Money Market Fund,
             1,011,823 shares (cost $10,629,212)
           International Fund,
             168,795 shares (cost $1,695,316)
           Pacific Rim Emerging Markets Fund,
             114,380 shares (cost $1,091,600)

                                                    8,377,241       19,418,919

        Receivable for Policy-related Transactions    (3,482)           29,666

        NET ASSETS                                 $8,373,759      $19,448,585

        Units Outstanding                             348,907        1,017,718

        Net asset value per unit                       $24.00           $19.11


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 1995 (Unaudited)


                                               Capital Growth     Money-Market
                                             Bond Sub-Account      Sub-Account


        Investment in Manulife Series Fund, Inc.
        at market value
           Emerging Growth Equity Fund,
             1,288,471 shares (cost $25,184,536)
           Common Stock Fund,
             766,942 shares (cost $11,024,438)
           Real Estate Securities Fund,
             571,032 shares (cost $7,914,577)
           Balanced Assets Fund,
             1,194,329 shares (cost $17,852,643)
           Capital Growth Bond Fund,               $9,014,464
             778,188 shares (cost $8,591,439)
           Money Market Fund,                                      $10,822,504
             1,011,823 shares (cost $10,629,212)
           International Fund,
             168,795 shares (cost $1,695,316)
           Pacific Rim Emerging Markets Fund,
             114,380 shares (cost $1,091,600)

                                                    9,014,464       10,822,504

        Receivable for Policy-related Transactions     35,533          232,515

        NET ASSETS                                 $9,049,997      $11,055,019

        Units Outstanding                             498,897          710,020

        Net asset value per unit                       $18.14           $15.57


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 1995 (Unaudited)


                                                                   Pacific Rim
                                                International Emerging Markets
                                                  Sub-Account      Sub-Account


        Investment in Manulife Series Fund, Inc.
        at market value
           Emerging Growth Equity Fund,
             1,288,471 shares (cost $25,184,536)
           Common Stock Fund,
             766,942 shares (cost $11,024,438)
           Real Estate Securities Fund,
             571,032 shares (cost $7,914,577)
           Balanced Assets Fund,
             1,194,329 shares (cost $17,852,643)
           Capital Growth Bond Fund,
             778,188 shares (cost $8,591,439)
           Money Market Fund,
             1,011,823 shares (cost $10,629,212)
           International Fund,                     $1,772,130
             168,795 shares (cost $1,695,316)
           Pacific Rim Emerging Markets Fund,                       $1,147,188
             114,380 shares (cost $1,091,600)

                                                    1,772,130        1,147,188

        Receivable for Policy-related Transactions    (2,302)              705

        NET ASSETS                                 $1,769,828       $1,147,893

        Units Outstanding                             169,686          113,653

        Net asset value per unit                       $10.43           $10.10


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 1995 (Unaudited)


                                                                         Total


        Investment in Manulife Series Fund, Inc.
        at market value
           Emerging Growth Equity Fund,                            $29,470,698
             1,288,471 shares (cost $25,184,536)
           Common Stock Fund,                                       12,436,512
             766,942 shares (cost $11,024,438)
           Real Estate Securities Fund,                              8,377,241
             571,032 shares (cost $7,914,577)
           Balanced Assets Fund,                                    19,418,919
             1,194,329 shares (cost $17,852,643)
           Capital Growth Bond Fund,                                 9,014,464
             778,188 shares (cost $8,591,439)
           Money Market Fund,                                       10,822,504
             1,011,823 shares (cost $10,629,212)
           International Fund,                                       1,772,130
             168,795 shares (cost $1,695,316)
           Pacific Rim Emerging Markets Fund,                        1,147,188
             114,380 shares (cost $1,091,600)

                                                                    92,459,656

        Receivable for Policy-related Transactions                     323,807

        NET ASSETS                                                 $92,783,463

        Units Outstanding

        Net asset value per unit


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENT OF OPERATIONS
                     PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)


                                              Emerging Growth     Common Stock
                                           Equity Sub-Account      Sub-Account


        Net Investment Income:  Dividends            $721,489               $0

        Realized and unrealized gain (loss) from
             security transactions:
             Proceeds from sales                    1,064,105          632,239
             Cost of securities sold                  877,815          651,870
        Net realized gain (loss)                      186,290         (19,631)

        Unrealized appreciation (depreciation)
             of Investments
             Beginning of Year                         78,088        (438,289)
             End of Period                          4,286,162        1,412,074
        Net unrealized depreciation
             during the period                      4,208,074        1,850,363

        Net realized and unrealized gain (loss)
             on investments                         4,394,364        1,830,732

        Net increase (decrease) in net
        assets derived from operations             $5,115,853       $1,830,732


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENT OF OPERATIONS
                     PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)


                                       Real Estate Securities  Balanced Assets
                                                  Sub-Account      Sub-Account


        Net Investment Income:  Dividends            $142,066          $24,806

        Realized and unrealized gain (loss) from
             security transactions:
             Proceeds from sales                      716,496          568,059
             Cost of securities sold                  735,854          603,592
        Net realized gain (loss)                     (19,358)         (35,533)

        Unrealized appreciation (depreciation)
             of Investments
             Beginning of Year                      (280,544)      (1,064,130)
             End of Period                            462,664        1,566,276
        Net unrealized depreciation
             during the period                        743,208        2,630,406

        Net realized and unrealized gain (loss)
             on investments                           723,850        2,594,873

        Net increase (decrease) in net
        assets derived from operations               $865,916       $2,619,679


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENT OF OPERATIONS
                     PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)


                                               Capital Growth     Money-Market
                                             Bond Sub-Account      Sub-Account


        Net Investment Income:  Dividends              $1,275             $468

        Realized and unrealized gain (loss) from
             security transactions:
             Proceeds from sales                      519,634        5,899,591
             Cost of securities sold                  549,737        5,793,608
        Net realized gain (loss)                     (30,103)          105,983

        Unrealized appreciation (depreciation)
             of Investments
             Beginning of Year                      (542,982)         (75,010)
             End of Period                            423,025          193,292
        Net unrealized depreciation
             during the period                        966,007          268,302

        Net realized and unrealized gain (loss)
             on investments                           935,904          374,285

        Net increase (decrease) in net
        assets derived from operations               $937,179         $374,753


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENT OF OPERATIONS
                     PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)


                                                                   Pacific Rim
                                                International Emerging Markets
                                                  Sub-Account      Sub-Account


        Net Investment Income:  Dividends                $480           $1,453

        Realized and unrealized gain (loss) from
             security transactions:
             Proceeds from sales                      154,143          184,196
             Cost of securities sold                  156,097          192,863
        Net realized gain (loss)                      (1,954)          (8,667)

        Unrealized appreciation (depreciation)
             of Investments
             Beginning of Year                        (3,406)          (8,633)
             End of Period                             76,814           55,588
        Net unrealized depreciation
             during the period                         80,220           64,221

        Net realized and unrealized gain (loss)
             on investments                            78,266           55,554

        Net increase (decrease) in net
        assets derived from operations                $78,746          $57,007


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENT OF OPERATIONS
                     PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)


                                                                         Total


        Net Investment Income:  Dividends                             $892,037

        Realized and unrealized gain (loss) from
             security transactions:
             Proceeds from sales                                     9,738,463
             Cost of securities sold                                 9,561,436
        Net realized gain (loss)                                       177,027

        Unrealized appreciation (depreciation)
             of Investments
             Beginning of Year                                     (2,334,906)
             End of Period                                           8,475,895
        Net unrealized depreciation
             during the period                                      10,810,801

        Net realized and unrealized gain (loss)
             on investments                                         10,987,828

        Net increase (decrease) in net
        assets derived from operations                             $11,879,865


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                      Emerging Growth Equity Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)            $721,489      $43,907
        Net realized gain (loss)                 186,290      211,186
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets      4,208,074    (255,344)
             derived from operations           5,115,853        (251)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums         10,164,632   12,590,008
             Transfer on death                 (202,957)
             Transfer of terminations        (2,101,827)  (1,565,370)
             Transfer of policy loans          (358,332)     (86,018)
             Net interfund transfers           2,491,046      823,390
                                               9,992,562   11,762,010
        Net increase in net assets            15,108,415   11,761,759

        NET ASSETS
             Beginning of Year                14,387,918    2,626,159
             End of Period                   $29,496,333  $14,387,918

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                            Common Stock
                                             Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)                  $0     $267,928
        Net realized gain (loss)                (19,631)        (341)
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets      1,850,363    (435,910)
             derived from operations           1,830,732    (168,323)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums          4,546,125    5,554,746
             Transfer on death                         0
             Transfer of terminations          (971,198)    (649,516)
             Transfer of policy loans          (210,249)     (36,417)
             Net interfund transfers           1,300,789      421,280
                                               4,665,467    5,290,093
        Net increase in net assets             6,496,199    5,121,770

        NET ASSETS
             Beginning of Year                 5,945,850      824,080
             End of Period                   $12,442,049   $5,945,850

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                               Real Estate Securities
                                                    Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)            $142,066      $75,896
        Net realized gain (loss)                (19,358)       31,029
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets        743,208    (305,376)
             derived from operations             865,916    (198,451)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums          3,143,823    4,874,992
             Transfer on death                         0
             Transfer of terminations          (795,632)    (663,869)
             Transfer of policy loans           (90,052)      (6,117)
             Net interfund transfers              12,039      318,546
                                               2,270,178    4,523,552
        Net increase in net assets             3,136,094    4,325,101

        NET ASSETS
             Beginning of Year                 5,237,665      912,564
             End of Period                    $8,373,759   $5,237,665

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                  Balanced Assets
                                                    Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)             $24,806     $603,014
        Net realized gain (loss)                (35,533)      (1,270)
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets      2,630,406    (954,131)
             derived from operations           2,619,679    (352,387)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums          5,251,842    9,721,164
             Transfer on death                         0
             Transfer of terminations        (1,256,759)  (1,044,780)
             Transfer of policy loans          (175,440)    (153,402)
             Net interfund transfers             957,764      150,911
                                               4,777,407    8,673,893
        Net increase in net assets             7,397,086    8,321,506

        NET ASSETS
             Beginning of Year                12,051,499    3,729,993
             End of Period                   $19,448,585  $12,051,499

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                  Capital Growth
                                                 Bond Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)              $1,275     $311,297
        Net realized gain (loss)                (30,103)        8,755
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets        966,007    (497,582)
             derived from operations             937,179    (177,530)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums          2,381,173    3,709,555
             Transfer on death                         0
             Transfer of terminations          (501,086)    (306,914)
             Transfer of policy loans          (169,797)     (57,452)
             Net interfund transfers           1,341,353    (184,732)
                                               3,051,643    3,160,457
        Net increase in net assets             3,988,822    2,982,927

        NET ASSETS
             Beginning of Year                 5,061,175    2,078,248
             End of Period                    $9,049,997   $5,061,175

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                     Money-Market
                                                      Sub-Account

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)                $468     $186,610
        Net realized gain (loss)                 105,983       12,880
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets        268,302     (50,726)
             derived from operations             374,753      148,764

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums         11,964,737    9,185,855
             Transfer on death                         0
             Transfer of terminations        (1,196,819)  (1,053,809)
             Transfer of policy loans           (36,615)        (110)
             Net interfund transfers         (7,178,279)  (1,923,048)
                                               3,553,024    6,208,888
        Net increase in net assets             3,927,777    6,357,652

        NET ASSETS
             Beginning of Year                 7,127,242      769,590
             End of Period                   $11,055,019   $7,127,242

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                   *International
                                                      Sub-Account

                                            Period Ended Period Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)                $480         $851
        Net realized gain (loss)                 (1,954)          (2)
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets         80,220      (3,406)
             derived from operations              78,746      (2,557)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums            796,603       73,368
             Transfer on death                         0
             Transfer of terminations          (119,411)      (4,461)
             Transfer of policy loans            (1,531)        (768)
             Net interfund transfers             687,407      262,432
                                               1,363,068      330,571
        Net increase in net assets             1,441,814      328,014

        NET ASSETS
             Beginning of Year                   328,014            0
             End of Period                    $1,769,828     $328,014

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                      *Pacific Rim
                                                    Emerging Markets
                                                       Sub-Account

                                            Period Ended Period Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)              $1,453         $871
        Net realized gain (loss)                 (8,667)         (57)
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets         64,221      (8,633)
             derived from operations              57,007      (7,819)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums            530,444       41,337
             Transfer on death                         0
             Transfer of terminations           (89,957)      (2,998)
             Transfer of policy loans            (1,563)        (768)
             Net interfund transfers             407,469      214,741
                                                 846,393      252,312
        Net increase in net assets               903,400      244,493

        NET ASSETS
             Beginning of Year                   244,493            0
             End of Period                    $1,147,893     $244,493

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                              SEPARATE ACCOUNT THREE OF
                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENT OF CHANGES IN NET ASSETS
          PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)


                                                         Total

                                            Period Ended   Year Ended
                                             Sept. 30/95   Dec. 31/94


        FROM OPERATIONS
        Net investment income (loss)            $892,037   $1,490,374
        Net realized gain (loss)                 177,027      262,180
        Unrealized appreciation (depreciation)
             of investments during the period
        Increase (decrease) in net assets     10,810,801  (2,511,108)
             derived from operations          11,879,865    (758,554)

        FROM CAPTIAL TRANSACTIONS
        Additions (deductions) from:
             Transfer of net premiums         38,779,379   45,751,025
             Transfer on death                 (202,957)            0
             Transfer of terminations        (7,032,689)  (5,291,717)
             Transfer of policy loans        (1,043,579)    (341,052)
             Net interfund transfers              19,588       83,520
                                              30,519,742   40,201,776
        Net increase in net assets            42,399,607   39,443,222

        NET ASSETS
             Beginning of Year                50,383,856   10,940,634
             End of Period                   $92,783,463  $50,383,856

        * Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.


        See accompanying notes.

                     Separate Account Three of
        The Manufacturers Life Insurance Company of America
                   Notes to Financial Statements
                         September 30, 1995


  1.   Organization

  Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under certain variable life insurance policies issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

  The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"), as a separate investment account on February 6, 1987. MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The assets of the Separate Accounts are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

  The net assets may not  be less than the amount  required under state  insurance law  to provide for  death (without  regard to
  the  minimum   death  benefit  guarantee)   and  other   Policy
  benefits.

  Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


  2.   Significant Accounting Policies

  The following is  a summary of significant  accounting policies
  followed  by  the  Separate  Account   in  preparation  of  its
  financial statements:

  a.   Valuation of Investments - Investments  are made among the eight Funds of  Manulife Series Fund, Inc.  and are valued
       at  the  reported   net  asset  values  of   these  Funds.
       Transactions are recorded on the trade date.

                     Separate Account Three of
        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)


  2.   Significant Accounting Policies (continued)

  b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

  c.   Dividend income is recorded on the ex-dividend date.

  d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

  The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

  3.   Purchases and Sales of Manulife Series Fund, Inc. Shares

  Purchases and sales of the  shares of common stock  of Manulife
  Series Fund, Inc.  for the period ended September 30, 1995 were
  $40,924,599 and $9,738,463 respectively, and for the year ended December 31, 1994 were $47,012,777 and $5,377,813.


  4.   Related Party Transactions

  ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

  Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statement of Assets and Liabilities

                            Year Ended December 31, 1994

                                     Emerging Growth     Common Stock
                                                    Equity Sub-Account           Sub-Account

  Assets
  Investment in Manulife Series Fund, Inc.-
    at market value:
       Emerging Growth Equity Fund,        $14,348,825
       773,490 shares (cost $14,270,737)
       Common Stock Fund,                                  $5,928,854
       443,671 shares (cost $6,367,143)
       Real Estate Securities Fund,
       391,124 shares (cost $5,499,930)
       Balanced Assets Fund,
       873,324 shares (cost $13,093,969)
       Capital Growth Bond Fund,
       501,327 shares (cost $5,605,877)
       Money Market Fund,
       694,147 shares (cost $7,198,453)
       International Fund,
       33,406 shares (cost $331,394)
       Pacific Rim Emerging Markets Fund,
       25,987 shares (cost $253,094)
                                          14,348,825        5,928,854


  Receivable (payable) for
  policy-related transactions                 39,093           16,996

  Net assets                             $14,387,918       $5,945,850

  Units outstanding                          524,532          342,306

  Net asset value per unit                $    27.43       $    17.37



  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statement of Assets and Liabilities

                            Year Ended December 31, 1994


                                         Real Estate  Balanced Assets
                                          Securities      Sub-Account
                                         Sub-Account
  Assets
  Investment in Manulife Series Fund, Inc.-
    at market value:
       Emerging Growth Equity Fund,
       773,490 shares (cost $14,270,737)
       Common Stock Fund,
       443,671 shares (cost $6,367,143)
       Real Estate Securities Fund,       $5,219,386
       391,124 shares (cost $5,499,930)
       Balanced Assets Fund,                              $12,029,839
       873,324 shares (cost $13,093,969)
       Capital Growth Bond Fund,
       501,327 shares (cost $5,605,877)
       Money Market Fund,
       694,147 shares (cost $7,198,453)
       International Fund,
       33,406 shares (cost $331,394)
       Pacific Rim Emerging Markets Fund,
       25,987 shares (cost $253,094)
                                           5,219,386       12,029,839


  Receivable (payable) for
  policy-related transactions                 18,279           21,660

  Net assets                              $5,237,665      $12,051,499

  Units outstanding                          244,066          745,300

  Net asset value per unit                $    21.46          $ 16.17


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statement of Assets and Liabilities

                            Year Ended December 31, 1994



                                      Capital Growth     Money Market
                                      Bond Sub-Acct.      Sub-Account
  Assets
  Investment in Manulife Series Fund, Inc.-
    at market value:
       Emerging Growth Equity Fund,
       773,490 shares (cost $14,270,737)
       Common Stock Fund,
       443,671 shares (cost $6,367,143)
       Real Estate Securities Fund,
       391,124 shares (cost $5,499,930)
       Balanced Assets Fund,
       873,324 shares (cost $13,093,969)
       Capital Growth Bond Fund,          $5,062,895
       501,327 shares (cost $5,605,877)
       Money Market Fund,                                  $7,123,443
       694,147 shares (cost $7,198,453)
       International Fund,
       33,406 shares (cost $331,394)
       Pacific Rim Emerging Markets Fund,
       25,987 shares (cost $253,094)

                                           5,062,895        7,123,443

  Receivable (payable) for
  policy-related transactions                 (1,720)           3,799

  Net assets                              $5,061,175       $7,127,242

  Units outstanding                          320,125          477,058

  Net asset value per unit                $    15.81       $    14.94


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statement of Assets and Liabilities

                            Year Ended December 31, 1994


                                      *International     *Pacific Rim
                                         Sub-Account     Emerging Mkts
                                                          Sub-Account
  Assets
  Investment in Manulife Series Fund, Inc.-
    at market value:
       Emerging Growth Equity Fund,
       773,490 shares (cost $14,270,737)
       Common Stock Fund,
       443,671 shares (cost $6,367,143)
       Real Estate Securities Fund,
       391,124 shares (cost $5,499,930)
       Balanced Assets Fund,
       873,324 shares (cost $13,093,969)
       Capital Growth Bond Fund,
       501,327 shares (cost $5,605,877)
       Money Market Fund,
       694,147 shares (cost $7,198,453)
       International Fund,                  $327,988
       33,406 shares (cost $331,394)
       Pacific Rim Emerging Markets Fund,                    $244,461
       25,987 shares (cost $253,094)

                                             327,988          244,461

  Receivable (payable) for
  policy-related transactions                     26               32

  Net assets                                $328,014         $244,493

  Units outstanding                           33,642           25,818

  Net asset value per unit                 $    9.75          $  9.47


  * Reflects the period from commencement of operations
  October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statement of Assets and Liabilities

                            Year Ended December 31, 1994



                                                Total

  Assets
  Investment in Manulife Series Fund, Inc.-
    at market value:
       Emerging Growth Equity Fund,          $14,348,825
       773,490 shares (cost $14,270,737)
       Common Stock Fund,                      5,928,854
       443,671 shares (cost $6,367,143)
       Real Estate Securities Fund,            5,219,386
       391,124 shares (cost $5,499,930)
       Balanced Assets Fund,                  12,029,839
       873,324 shares (cost $13,093,969)
       Capital Growth Bond Fund,               5,062,895
       501,327 shares (cost $5,605,877)
       Money Market Fund,                      7,123,443
       694,147 shares (cost $7,198,453)
       International Fund,                       327,988
       33,406 shares (cost $331,394)
       Pacific Rim Emerging Markets Fund,        244,461
       25,987 shares (cost $253,094)

                                              50,285,691

  Receivable (payable) for
  policy-related transactions                     98,165

  Net assets                                 $50,383,856

  Units outstanding

  Net asset value per unit


  * Reflects the period from commencement of operations
  October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                              Statement of Operations

                            Year Ended December 31, 1994


                                         Emerging Growth Common Stock
                                      Equity Sub-Account  Sub-Account

  Investment income:
       Dividend income                          $ 43,907    $ 267,928

  Expenses:
       Mortality and expense risks charge              -            -

  Net investment income                           43,907      267,928

  Realized and unrealized gain (loss) on
    investments:
       Realized gain (loss) from security
         transactions:
       Proceeds from sales                       491,049      461,407
       Cost of securities sold                   279,863      461,748

  Net realized gain (loss)                       211,186         (341)

       Unrealized (appreciation) depreciation
         of investments:
       Beginning of year                         333,432       (2,379)
       End of year                                78,088     (438,289)

  Net unrealized depreciation
   during the year                              (255,344)    (435,910)

  Net realized and unrealized
    loss on investments                          (44,158)    (436,251)

  Net decrease in net assets derived from
    operations                                    $ (251)   $(168,323)


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.


  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                              Statement of Operations

                            Year Ended December 31, 1994

                                            Real Estate      Balanced
                                              Securities       Assets
                                             Sub-Account    Sub-Account

  Investment income:
       Dividend income                          $ 75,896     $603,014

  Expenses:
       Mortality and expense risks charge              -            -

  Net investment income                           75,896      603,014

  Realized and unrealized gain (loss) on
    investments:
       Realized gain (loss) from security
         transactions:
       Proceeds from sales                       428,802      627,251
       Cost of securities sold                   397,773      628,521

  Net realized gain (loss)                        31,029       (1,270)

       Unrealized (appreciation) depreciation
         of investments:
       Beginning of year                          24,832     (109,999)
       End of year                              (280,544)  (1,064,130)

  Net unrealized depreciation during
   the year                                     (305,376)    (954,131)

  Net realized and unrealized loss
    on investments                              (274,347)    (955,401)

  Net decrease in net assets derived from
    operations                                $ (198,451)  $ (352,387)


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.


  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                              Statement of Operations

                            Year Ended December 31, 1994

                                          Capital Growth Money Market
                                        Bond Sub-Account  Sub-Account

  Investment income:
       Dividend income                        $  311,297  $   186,610

  Expenses:
       Mortality and expense risks charge              -            -

  Net investment income                          311,297      186,610


  Realized and unrealized gain (loss) on
    investments:
       Realized gain (loss) from security
         transactions:
       Proceeds from sales                       375,016    2,993,307
       Cost of securities sold                   366,261    2,980,427

  Net realized gain (loss)                         8,755       12,880


       Unrealized (appreciation) depreciation
         of investments:
       Beginning of year                         (45,400)     (24,284)
       End of year                              (542,982)     (75,010)

  Net unrealized depreciation during
   the year                                     (497,582)     (50,726)

  Net realized and unrealized loss
    on investments                              (488,827)     (37,846)

  Net decrease in net assets derived from
    operations                                $ (177,530)$    148,764


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.


  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                              Statement of Operations

                            Year Ended December 31, 1994


                                                               *Pacific Rim
                                            *International   Emerging Markets
                                             Sub-Account        Sub-Account
  Investment income:
       Dividend income                     $       851       $     871

  Expenses:
       Mortality and expense risks charge            -               -

  Net investment income                            851             871


  Realized and unrealized gain (loss) on
    investments:
       Realized gain (loss) from security
         transactions:
       Proceeds from sales                          82             899
       Cost of securities sold                      84             956

  Net realized gain (loss)                          (2)            (57)


       Unrealized (appreciation) depreciation
         of investments:
       Beginning of year-                            -
       End of year                              (3,406)         (8,633)

  Net unrealized depreciation during the year   (3,406)         (8,633)

  Net realized and unrealized loss
   on investments                               (3,408)         (8,690)

  Net decrease in net assets derived from
    operations                              $   (2,557)      $  (7,819)


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                              Statement of Operations

                            Year Ended December 31, 1994


                                                 Total

  Investment income:
       Dividend income                     $ 1,490,374

  Expenses:
       Mortality and expense risks charge            -

  Net investment income                      1,490,374


  Realized and unrealized gain (loss) on
    investments:
       Realized gain (loss) from security
         transactions:
       Proceeds from sales                   5,377,813
       Cost of securities sold               5,115,633

  Net realized gain (loss)                     262,180


       Unrealized (appreciation) depreciation
         of investments:
       Beginning of year                       176,202
       End of year                          (2,334,906)

  Net unrealized depreciation during
   the year                                 (2,511,108)

  Net realized and unrealized loss
   on investments                           (2,248,928)

  Net decrease in net assets derived from
    operations                             $  (758,554)


  * Reflects the period from commencement of operations
    October 4, 1994 through December 31, 1994.


  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993

                                                Emerging Growth
                                              Equity Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93
  From Operations
  Net investment income                     $   43,907   $     251,345
  Net realized gain (loss)                     211,186          24,226
   Unrealized (depreciation)
   appreciation of investments
   during the year                            (255,344)         28,423
  Increase (decrease) in net
  assets derived from
   operations                                     (251)        303,994

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                 12,590,008       1,239,654
   Transfer on death                                 -               -
   Transfer of terminations                 (1,565,370)        (58,498)
   Transfer of policy loans                    (86,018)        (26,763)
   Net interfund transfers                     823,390         172,225
                                            11,762,010       1,326,618
  Net increase in net assets                11,761,759       1,630,612

  Net Assets
  Beginning of year                          2,626,159         995,547
  End of year                         $     14,387,918     $ 2,626,159

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993



                                                     Common Stock
                                                     Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93
  From Operations
  Net investment income                  $     267,928   $      38,418
  Net realized gain (loss)                        (341)        100,980
   Unrealized (depreciation)
   appreciation of investments
   during the year                            (435,910)        (88,251)
  Increase (decrease) in net
  assets derived from
   operations                                 (168,323)         51,147

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                  5,554,746         581,711
   Transfer on death                                 -               -
   Transfer of terminations                   (649,516)       (366,106)
   Transfer of policy loans                    (36,417)         (8,300)
   Net interfund transfers                     421,280         (89,887)
                                             5,290,093         117,418
  Net increase in net assets                 5,121,770         168,565

  Net Assets
  Beginning of year                            824,080         655,515
  End of year                           $    5,945,850   $     824,080

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                  Statements of Changes in Net Assets (continued)

                       Years ended December 31, 1994 and 1993


                                               Real Estate Securities
                                                    Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93

  From Operations
  Net investment income                     $   75,896        $ 62,048
  Net realized gain (loss)                      31,029           7,545
   Unrealized (depreciation)
   appreciation of investments
   during the year                            (305,376)        (13,818)
  Increase (decrease) in net
  assets derived from
   operations                                 (198,451)         55,775

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                  4,874,992         647,750
   Transfer on death                                 -               -
   Transfer of terminations                   (663,869)        (18,153)
   Transfer of policy loans                     (6,117)        (23,327)
   Net interfund transfers                     318,546          70,007
                                             4,523,552         676,277
  Net increase in net assets                 4,325,101         732,052

  Net Assets
  Beginning of year                            912,564         180,512
  End of year                               $5,237,665        $912,564

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                  Statements of Changes in Net Assets (continued)

                       Years ended December 31, 1994 and 1993


                                                  Balanced Assets
                                                    Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93

  From Operations
  Net investment income                  $     603,014       $ 195,442
  Net realized gain (loss)                      (1,270)        345,185
   Unrealized (depreciation)
   appreciation of investments
   during the year                            (954,131)       (361,715)
  Increase (decrease) in net
  assets derived from
   operations                                 (352,387)        178,912

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                  9,721,164       2,223,408
   Transfer on death                                 -         (42,338)
   Transfer of terminations                 (1,044,780)        (57,543)
   Transfer of policy loans                   (153,402)       (115,269)
   Net interfund transfers                     150,911          43,189
                                             8,673,893       2,051,447
  Net increase in net assets                 8,321,506       2,230,359

  Net Assets
  Beginning of year                          3,729,993       1,499,634
  End of year                              $12,051,499      $3,729,993


  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993



                                                 Capital Growth
                                                Bond Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93


  From Operations
  Net investment income                     $  311,297        $103,057
  Net realized gain (loss)                       8,755           6,150
   Unrealized (depreciation)
   appreciation of investments
   during the year                            (497,582)        (63,182)
  Increase (decrease) in net
  assets derived from
   operations                                 (177,530)         46,025

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                  3,709,555       1,542,401
   Transfer on death                                 -               -
   Transfer of terminations                   (306,914)        (22,391)
   Transfer of policy loans                    (57,452)        (63,465)
   Net interfund transfers                    (184,732)         35,235
                                             3,160,457       1,491,780
  Net increase in net assets                 2,982,927       1,537,805

  Net Assets
  Beginning of year                          2,078,248         540,443
  End of year                            $   5,061,175   $   2,078,248

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993


                                                     Money Market
                                                      Sub-Account

                                            Year ended      Year ended
                                            Dec. 31/94      Dec. 31/93

  From Operations
  Net investment income                     $  186,610     $    12,521
  Net realized gain (loss)                      12,880            (998)
   Unrealized (depreciation)
   appreciation of investments
   during the year                             (50,726)           (621)
  Increase (decrease) in net
  assets derived from
   operations                                  148,764          10,902

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                  9,185,855         677,589
   Transfer on death                                 -               -
   Transfer of terminations                 (1,053,809)       (125,188)
   Transfer of policy loans                       (110)           (101)
   Net interfund transfers                  (1,923,048)       (226,511)
                                             6,208,888         325,789
  Net increase in net assets                 6,357,652         336,691

  Net Assets
  Beginning of year                            769,590         432,899
  End of year                            $   7,127,242   $     769,590

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993


                                         International
                                           Sub-Account

                                         *Period ended
                                            Dec. 31/94

  From Operations
  Net investment income                     $      851
  Net realized loss (gain)                          (2)
   Unrealized (depreciation)
   appreciation of investments
   during the year                              (3,406)
  Increase (decrease) in net
  assets derived from
   operations                                   (2,557)

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                     73,368
   Transfer on death                                 -
   Transfer of terminations                     (4,461)
   Transfer of policy loans                       (768)
   Net interfund transfers                     262,432
                                               330,571
  Net increase in net assets                   328,014

  Net Assets                                         -
  Beginning of year
  End of year                          $       328,014

  *Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                        Statements of Changes in Net Assets

                       Years ended December 31, 1994 and 1993


                                  Pacific Rim Emerging
                                   Markets Sub-Account

                                         *Period ended
                                            Dec. 31/94

  From Operations
  Net investment income                   $        871
  Net realized loss (gain)                         (57)
   Unrealized (depreciation)
   appreciation of investments
   during the year                              (8,633)
  Increase (decrease) in net
  assets derived from
   operations                                   (7,819)

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                     41,337
   Transfer on death                                 -
   Transfer of terminations                     (2,998)
   Transfer of policy loans                       (768)
   Net interfund transfers                     214,741
                                               252,312
  Net increase in net assets                   244,493

  Net Assets
  Beginning of year                                  -
  End of year                             $    244,493

  *Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.

  See accompanying notes.

                             Separate Account Three of
                The Manufacturers Life Insurance Company of America

                  Statements of Changes in Net Assets (continued)

                       Years ended December 31, 1994 and 1993


                                                        Total

                                            Year ended      Year Ended
                                            Dec. 31/94      Dec. 31/93

  From Operations
  Net investment income                  $   1,490,374     $   662,831
  Net realized loss (gain)                     262,180         483,088
   Unrealized (depreciation)
   appreciation of investments
   during the year                          (2,511,108)       (499,164)
  Increase (decrease) in net
  assets derived from
   operations                                 (758,554)        646,755

  From capital transactions
  Additions (deductions) from:
   Transfer of net premiums                 45,751,025       6,912,513
   Transfer on death                                 -         (42,338)
   Transfer of terminations                 (5,291,717)       (647,879)
   Transfer of policy loans                   (341,052)       (237,225)
   Net interfund transfers                      83,520           4,258
                                            40,201,776       5,989,329
  Net increase in net assets                39,443,222       6,636,084

  Net Assets
  Beginning of year                         10,940,634       4,304,550
  End of year                            $  50,383,856     $10,940,634

  *Reflects the period from commencement of operations October
   4, 1994 through December 31, 1994.

  See accompanying notes.

  Report of Independent Auditors


  To the Board of Directors
  The Manufacturers Life Insurance
  Company of America

  We have audited the statement of assets and liabilities as of December 31, 1994 and the statement of operations, and the statements of changes in net assets for each of the periods presented herein of Separate Account Three of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Markets Sub-Account, International Sub-Account and Pacific Rim Emerging Markets Sub-Account). These financial statements are the responsibility of the management of The Manufacturers Life Insurance Company of America. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1994, and the results of their operations and changes in their net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.


       Ernst & Young LLP

  February 6, 1995

                     Separate Account Three of
        The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements

                         December 31, 1994

  1.  Organization

  Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under single premium variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

  The Separate Account was established by Manufacturers Life of
  America, a wholly-owned subsidiary of The Manufacturers Life
  Insurance Company of Michigan ("MLIM"), as a separate investment account on February 6, 1987. MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life
  Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The assets of the Separate Accounts are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

  The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

  Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  In September 1993, Manufacturers Life of America began to market a new life insurance product, Horizon Variable Universal Life, through Separate Account Three. In September 1994, Manufacturers Life of America added Generation, a survivorship variable life product sold through Separate Account Three.

                     Separate Account Three of
        The Manufacturers Life Insurance Company of America

               Notes to Financial Statements (cont'd)


  2.  Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements.

  a. Valuation of Investments - Investments are made among the eight Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds.
       Transactions are recorded on the trade date.

  b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

  c.   Dividend income is recorded on the ex-dividend date.

  d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

  The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

  3.  Mortality and Expense Risks Charge

  Until March 1993, Manufacturers Life of America deducted from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.50% of the average net value of the Separate Account's assets for mortality and expense risks. After March 1993, mortality expense charges are only applied to Horizon Variable Universal Life and Generation Survivorship Variable Universal Life policies and are deducted as a policy charge rather than an expense of the Separate Account.

                     Separate Account Three of
        The Manufacturers Life Insurance Company of America

               Notes to Financial Statements (cont'd)

  4.  Purchases and Sales of Manulife Series Fund, Inc. Shares

  Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1994 were $47,012,777 and $5,377,813, respectively, and for the year ended December 31, 1993 were $8,804,293 and $2,194,923, respectively.

  5.  Related Party Transactions

  ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

  Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

  [THIS PAGE INTENTIONALLY LEFT BLANK]

               The following financial statements of
        The Manufacturers Life Insurance Company of America
            for the period ended September 30, 1995 only
                          are unaudited.

        The Manufacturers Life Insurance Company of America
                           Balance Sheets

                                            September 30             December 31
                                                  1995                  1994
                                             (Unaudited)
  Assets
  Bonds, at amortized cost
   (market $60,296,680 -1995
    and $51,080,395 - 1994)                     $57,902,241         $52,149,080
  Stocks (Note 7)                                24,052,190          25,629,580
  Short-term investments                            189,672          10,914,561
  Policy loans                                    6,582,470           4,494,390
  Total investments                              88,726,573          93,187,611

  Cash on hand and on deposit                     3,584,824           5,069,197
  Life insurance premiums deferred
   and uncollected                                  247,393              13,646
  Accrued investment income                       1,047,513             796,333
  Separate account assets                       439,258,680         302,736,198
  Funds receivable on reinsurance assumed           421,666             880,284
  Receivable for undelivered securities              15,682              69,003
  Other assets                                      156,570             333,651
  Total assets                                 $533,458,901        $403,085,923
  Liabilities, capital and surplus
  Aggregate policy reserves                     $33,749,082         $29,761,174
  Contract deposit funds                          2,750,817           3,938,425
  Interest maintenance and asset
   valuation reserves                             4,209,156             111,566
  Policy and contract claims                         77,415              94,346
  Provision for policyholder
   dividends payable                              2,379,081           1,385,409
  Amounts due to affiliates                       6,872,260           7,377,108
  Accrued liabilities                             3,803,608           4,773,565
  Amounts payable for
   undelivered securities                             7,841           3,512,459
  Separate account liablilities                 439,258,680         302,736,198
  Total liabilities                             493,107,940         353,690,250
  Capital and surplus:
  Common shares, par value $ 1.00; authorized,
    5,000,000 shares; issued and outstanding shares
    (4,501,856- - 1995 and 4,501,855- -1994)      4,501,856           4,501,855
  Preferred shared, par value $ 1.00; authorized,
    5,000,000 shares; issued and outstanding shares
    105,000- - 1995 and 1994)                    10,500,000          10,500,000
  Capital paid in excess of par value            54,999,997          49,849,998
  Surplus                                       (29,650,892)        (15,456,180)
  Total capital and surplus                      40,350,961          49,395,673
  Total liablilities, capital,
   and surplus                                 $533,458,901        $403,085,923

  See accompanying notes

        The Manufacturers Life Insurance Company of America
                Statement of Operations (Unaudited)

                                    Three Months Ended         Nine Months Ended
                                       September 30               September 30
                                     1995         1994          1995       1994
  Revenues:
   Life premiums                $26,544,818 $21,796,303  $87,786,742 $73,901,637
   Annuity deposits               9,176,744  15,984,688   29,606,973  63,516,003
   Investment income, net of
    investment expenses           1,197,939     595,134    3,854,192   2,193,338
   Amortization of interest
    maintenance reserve               8,353     (11,691)      14,172      27,901
   Foreign exchange gain (loss)    (329,945)    492,338     (329,662)    128,130
   Other revenue                     37,106      12,096       92,821      29,638
  Total revenues                 36,635,015  38,868,868  121,025,238 139,796,647
  Benefits paid or provided:
   Increase (decrease) in
    aggregate policy
    reserves                     (2,172,807) (2,690,406)   3,987,908  (4,359,854)
   Increase (decrease) in
    liability for
    deposit funds                  (701,354) (2,211,032)  (1,187,608)    773,375
   Transfers to separate
    accounts, net                21,999,494  31,050,361   73,046,861 112,599,442
   Death benefits                   694,831     207,720    2,163,196     329,505
   Annuity benefits                (506,892)    (21,953)      30,802     224,706
   Surrender benefits             6,683,913     707,625   12,938,150   2,100,743
                                 25,997,185  27,042,315   90,979,309 111,667,917
  Insurance expenses:
   Intercompany service fee       5,289,000   5,895,734   16,764,000  16,358,143
   Commissions                    4,471,643   5,562,635   13,449,277  17,953,310
   General expenses               4,665,024   1,726,021    9,470,575   4,609,828
   Commission and expense
    allowances on reinsurance
    assumed                          13,329      53,332      942,979     583,192
                                 14,438,996  13,237,722   40,626,831  39,504,473
  Loss before policyholders'
   dividends and federal income
   tax benefit                   (3,801,166) (1,411,169) (10,580,902)(11,375,743)
  Dividends to policyholders        263,345    (152,804)   2,172,621     593,435
  Loss before federal income tax
   benefit                       (4,064,511) (1,258,365) (12,753,523)(11,969,178)
  Federal income tax benefit              -      99,969            -     499,393
  Net loss from operations after
   policyholders' dividends and
   federal income tax            (4,064,511) (1,358,334) (12,753,523)(12,468,571)
  Net realized capital gain (loss)
   net of transfer to interest
   maintenance reserve               38,348         (75)     630,788    (554,046)
                                ($4,026,163)($1,358,409)($12,122,735)($13,022,617)

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Cash Flows
                            (Unaudited)

                                                       Nine Months Ended
                                                         September 30
                                                      1995                1994
  Operating activities:
  Premiums collected, net                      $ll7,l59,968        $137,421,718
  Policy benefits paid, net                     (15,137,221)         (2,797,112)
  Commissions and other expenses paid           (43,854,220)        (35,341,889)
  Net investment income                           3,569,190           2,179,963
  Dividends paid to policyholders                (1,178,949)           (724,935)
  Other income and expenses                        (172,880)           (786,657)
  Transfers to separate accounts, net           (72,596,690)       (112,179,755)
  Net cash used in operating activities         (12,210,802)        (12,228,667)

  Investing activities
  Sale, maturity, or repayment of investments    62,744,420          36,295,459
  Purchase of investments                       (67,892,880)        (27,311,651)
  Net cash (used in) provided by
   investing activities                          (5,148,460)          8,983,808

  Financing Activities
  Issuance of stock                               5,150,000                   -

  Net increase in cash and short-term
   investments                                  (12,209,262)         (3,244,859)

  Cash and short-term investments
   at beginning of year                          15,983,758           9,058,136

  Cash and short-term investments
   at end of year                                $3,774,496          $5,813,277

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
            Statement of Changes in Capital and Surplus
                            (Unaudited)

                                                Capital
                                                Paid in
                                               Excess of
                                    Capital    Par Value    Surplus       Total
  Balance, December 31,
   1994                        $15,001,855  $49,849,998 ($15,456,180)$49,395,673

  Net loss from operations                               (12,122,735)(12,122,735)
  Issuance of common stock               1    5,149,999                5,150,000
  Increase in asset valuation
   reserve                                                (2,869,008) (2,869,008)
  Increase in nonadmitted assets                          (1,710,551) (1,710,551)
  Change in liability for
   reinsurance
   in unauthorized companies                                 (54,935)    (54,935)
  Change in net unrealized
   capital gains                                           2,562,517   2,562,517
  Balance, September 30, 1995   15,001,856  $54,999,997 ($29,650,892)$40,350,961

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                   Notes to Financial Statements
                            (Unaudited)
                         September 30, 1995

  1.   Organization
  The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan (the "Parent"), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company (Notes 4 and 5).

  During the nine months ended September 30, 1995, the Company received a capital contribution of $5,150,000 from the Parent in return for one share of common stock (par value $1).

  Subsequent to the end of the period the Company received a capital contribution of $7,420,000 from the Parent in return for one share of common stock (par value $1).

  2.   Significant Accounting Policies

  Basis of Presentation
  The accompanying unaudited financial statements of The Manufacturers Life Insurance Company of America have been prepared in accordance with accounting practices prescribed or permitted for interim financial information by the Insurance Department of Michigan (statutory practices) and with the instructions to Form 1O-Q and Article 10 Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements for mutual life insurance companies and their wholly-owned and indirect subsidiaries.

  Statutory practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations, and (5) debt securities are carried at amortized cost. Operating results for the nine month period ended September 30, 1995 are not necessarily indicative of the results that may be expected for the year ended December 31, 1995. For further information, refer to the financial statements and footnotes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 1994.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)
                            (Unaudited)

  2.   Significant Accounting Policies (continued)

  In April 1993, the Financial Accounting Standard Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The interpretation, which has been amended to be effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). This will require life insurance companies to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet quantified the effects of the Interpretation on its general purpose financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

  All amounts presented are expressed in U.S. Dollars.

  Certain amounts from prior years have been restated to conform to the current year's presentation.

  Stocks

  Stocks are carried at market value.

  Bonds

  Bonds are  carried at amortized  cost.  Discounts and  premiums on investments are amortized using the effective interest method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

  Asset Valuation Reserve and Interest Maintenance Reserve

  The Asset  Valuation Reserve  and Interest Maintenance  Reserve
  were determined  by NAIC prescribed  formulas and are  reported
  as   liabilities  rather   than  as   valuation  allowances  or
  appropriations of surplus.

  Policy and Contract Claims

  Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)
                            (Unaudited)
  2.   Significant Accounting Policies (continued)

  Separate Accounts

  Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

  Revenue Recognition

  Both premium and investment income are recorded when due.

  Reinsurance

  Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

  Policy Reserves

  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

  3. Investments and Investment Income

  The amortized cost and market value of investments in fixed maturities (bonds) as of September 30, 1995 is summarized as follows:

                                                                        Quoted or
                                              Gross          Gross      Estimated
                                Amortized   Unrealized    Unrealized      Market
                                   Cost       Gains         Losses        Value
  U.S. Government Securities    $21,034,081    $706,256    $(49,695) $21,690,642
  Foreign Government Securities   7,116,744     299,468     (13,898)   7,402,314
  Corporate Securities           29,751,416   1,530,866     (78,558)  31,203,724
                                $57,902,241  $2,536,590    (142,151) $60,296,680

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  3.   Investments and Investment Income (continued)

  Proceeds from  sales of investments  in debt securities  during
  the first  nine months of  1995 were $58,728,738.   Gross gains
  of $2,416,264 and gross losses of $199,627 were realized on those sales.

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:

                                                                        Quoted or
                                              Gross          Gross      Estimated
                                Amortized   Unrealized    Unrealized      Market
                                   Cost       Gains         Losses        Value

  U.S. Government securities    $34,265,152    $243,971   $(441,592) $34,067,531
  Foreign Government securities   7,388,458                (294,385)   7,094,073
  Corporate securities           10,495,470       2,457    (577,136)   9,920,791
                                $52,149,080    $246,428 $(1,313,113) $51,082,395

  The amortized cost and market value of fixed maturities at September 30, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

  Years to Maturity                       Amortized Cost           Market Value
  One year or less                          $675,639                 $679,474
  Greater than 1; up to 5 years            5,706,420                5,786,646
  Greater than 5; up to 1O years          17,870,070               19,000,568
  Due after IO years                      33,650,112               34,829,992
                                         $57,902,241               60,296,680

  At September 30, 1995, $5,696,857 of bonds at amortized costs were on deposit with government insurance departments to satisfy regulatory regulations.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  3.   Investments and Investment Income (continued)

  Major categories of net investment income for the nine months ended September 30, 1995 were as follows:

                                                      Net Investment Income
                                                      1995              1994
  Gross investment income:
     Bond Income                               $3,190,652          $1,311,007
     Dividends:  Manulife Series Fund, Inc.
      (Note 7)                                      7,848             407,610
     Policy Loans                                 296,205             192,491
     Short-term investments                       624,593             366,387
                                                4,119,298           2,277,495
  Investment Expenses                            (265,106)            (84,157)
  Net investment income                        $3,854,192          $2,193,338

  4. Related Party Transactions

  Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement, for the nine months ended September 30, 1995 and 1994, were $17,029,106 and $16,442,300 respectively.

  In addition,  the Company  has  several reinsurance  agreements with  Manulife  Financial  which may  be  terminated  upon  the
  specified  notice  by  either  party.    These  agreements  are
  summarized as follows:

  (a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a prorata share of any increase in face amount.

  (b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  4.   Related Party Transactions (continued)

  (c)  The Company cedes a substantial portion of its risk on its
       Flexible  Premium  Variable  Life  policies   to  Manulife
       Financial under the terms of a stop loss reinsurance agreement.

  (d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

  Selected amounts for the nine  months ended September 30,  1995 and 1994 relating to the above treaties reflected in the financial statements are as follows:


                                               1995                   1994

  Life and annuity premiums assumed      $5,540,617              $2,577,230
  Other life and annuity
    consideration ceded                    (431,357)               (544,056)
  Commissions and expense allowances
   on reinsurance assumed                  (942,979)               (583,192)
  Policy reserves assumed                50,651,383              25,896,167
  Policy reserves ceded                   3,862,617               3,763,793



  5.   Federal Income Tax

  The Company joins the Parent and another wholly-owned life insurance subsidiary in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. The tax provision or benefit is the estimated amount that the Company will receive from the consolidated group under the tax sharing agreement.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)


  6.   Statutory Restrictions on Dividends

  The Company is subject to statutory  limitations on the payment
  of dividends to its Parent.   The Company cannot  pay dividends
  during 1995 without the prior approval of insurance regulatory authorities.


  7. Investment in Manulife Series Fund, Inc.

  The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manulife
  Series Fund, Inc. as its investment vehicle.

  Common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

                   Report of Independent Auditors



  The Board of Directors
  The Manufacturers Life Insurance
   Company of America


  We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1994 and 1993, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1994. Our audit also included the financial statement schedules listed in the index at item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these fmancial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fmancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan. Also, in our opinion, the related financial statement schedules when considered in relation to the basic fmancial statements taken as a whole present fairly in all material respects the information set forth therein.




  Philadelphia, Pennsylvania      ERNST & YOUNG LLP
  February 20, 1995

        The Manufacturers Life Insurance Company of America
                           Balance Sheets

                                                             December 31
                                                      1994              1993
  Assets
  Bonds, at amortized cost (market
   $51,082,395--1994 and
   $24,120,198--1993)                            $52,149,080       $23,375,773
  Stocks (note 9)                                 25,629,580        40,549,278
  Short-term investments                          10,914,561           797,875
  Policy loans                                     4,494,390         3,023,275
  Total investments                               93,187,611        67,746,201
  Cash                                             5,069,197         8,260,261
  Life insurance premiums
   deferred and uncollected                           13,646            31,574
  Accrued investment income                          796,333           468,968
  Separate account assets                        302,736,198       174,182,746
  Funds receivable on reinsurance assumed            880,284         2,240,200
  Receivable for undelivered securities               69,003           353,576
  Other assets                                       333,651           108,260
  Total assets                                  $403,085,923      $253,391,786

  Liabilities, capital and surplus
  Aggregate policy reserves                      $29,761,174       $13,019,605
  Other contract deposits                          3,938,425         3,284,211
  Interest maintenance and asset
   valuation reserves                                111,566           431,400
  Policy and contract claims                          94,346           153,709
  Provision for policyholder
   dividends payable                               1,385,409         1,016,502
  Amounts due to affiliates                        7,377,108         7,953,242
  Payable for undelivered securities               3,512,459                 -
  Accrued liabilities                              4,773,565         2,694,433
  Separate account liabilities                   302,736,198       174,182,746
  Total liabilities                              353,690,250       202,735,848
  Capital and surplus:
    Common shares, par value $1.00;
     authorized, 5,000,000 shares; issued
     and outstanding 4,501,855 shares
     (1,501,854 shares in 1993)                    4,501,855         1,501,854
    Preferred shares, par value $100;
     authorized 5,000,000 shares; issued
     and outstanding 105,000 shares
     (335,000 shares in 1993)                     10,500,000        33,500,000
  Capital paid in excess of par value             49,849,998         9,849,999
  Surplus (deficit)                              (15,456,180)        5,804,085
  Total capital and surplus                       49,395,673        50,655,938
  Total liabilities, capital and surplus        $403,085,923      $253,391,786

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Operations

                                                   Year ended December 31
  Revenues:                                      1994         1993          1992
  Life and annuity premiums, principally
      reinsurance assumed                $  25,385,628   $12,745,981   $6,579,233
  Other life and annuity considerations    168,075,003   113,332,974   33,268,869
  Investment income, net of investment
     expenses ($106,908 in 1994,
     $89,186 in 1993, $58,423 in 1992)       3,588,629     3,323,962    1,430,454
  Amortization of interest maintenance
   reserve                                      19,527        32,866        7,707
  Commission and expense allowance
     on reinsurance ceded                      187,694             -            -
  Foreign exchange gain (loss)                 114,728      (197,971)      24,657
  Other revenue                                 54,763        33,935        4,903
  Total revenues                           197,425,972   129,271,747   41,315,823
  Benefits paid or provided:
  Increase in aggregate policy reserves     16,741,569     5,168,484    3,625,964
  Increase in liability for deposit funds      654,214     2,820,520      422,369
  Transfers to separate accounts, net      136,896,150    98,601,141   26,789,260
  Death benefits                               640,875       582,534      286,278
  Maturity benefits                            580,615        79,253            -
  Surrender benefits                         3,701,591     2,319,926    1,596,434
                                           159,215,014   109,571,858   32,720,305
  Insurance expenses:
  Management fee                            21,222,310    12,378,288    4,861,244
  Commissions                               23,416,110    14,742,130    5,192,462
  General expenses                           8,260,467     5,108,104    2,744,475
  Commissions and expense allowances
    on reinsurance assumed                     810,252       329,634      269,141
                                            53,709,139    32,558,156   13,067,322
  Loss before policyholders' dividends
    and federal income tax                 (15,498,181)  (12,858,267)
  (4,471,804)
  Dividends to policyholders                 1,149,719       837,454      634,652
  Loss before federal income tax           (16,647,900)  (13,695,721)
  (5,106,456)
  Federal income tax provision (benefit)             -      (324,643)     339,539
  Net loss from operations after
   policyholders' dividends and
   federal income tax                      (16,647,900)  (13,371,078)
  (5,445,995)
  Net realized capital gains (excluding capital
    gains tax of $0 in 1994, $236,415 in 1993,
    and $0 in 1992 and $(554,000) in 1994,
    $347,292 in 1993, and $68,401 in 1992
    transferred to (from) the interest
    maintenance reserve)                    (3,012,485)       93,618      139,261
  Net loss from operations                $(19,660,385) $(13,277,460)
  $(5,306,734)

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
            Statements of Changes in Capital and Surplus

                                                Capital
                                                Paid in
                                               Excess of     Surplus
                                    Capital    Par Value    (Deficit)     Total
  Balance, December 31, 1991   $29,001,853  $4,000,000  $19,650,265   $52,652,118

  Net loss from operations                               (5,306,734)
  (5,306,734)
  Issuance of preferred shares   6,000,000                              6,000,000
  Increase in asset valuation
   reserve                                                   (8,813)
  (8,813)
  Increase in nonadmitted assets                         (1,025,556)
  (1,025,556)
  Change in liability for
   reinsurance in unauthorized
   companies                                                 (7,166)
  (7,166)
  Company's share of increase
    in separate account assets, net                       3,240,199     3,240,199
  Balance, December 31, 1992    35,001,853   4,000,000   16,542,195    55,544,048

  Net loss from operations                              (13,277,460)
  (13,277,460)
  Issuance of common stocks              1   5,849,999                  5,850,000
  Increase in asset valuation
   reserve                                                  (13,076)
  (13,076)
  Increase in nonadmitted assets                           (133,575)
  (133,575)
  Change in net unrealized capital
    losses                                               (1,592,242)
  (1,592,242)
  Change in liability for
   reinsurance in unauthorized
   companies                                                (29,905)
  (29,905)
  Company's share of increase in
    separate account assets, net                          4,308,148     4,308,148
  Balance, December 31, 1993    35,001,854   9,849,999    5,804,085    50,655,938

  Net loss from operations                              (19,660,385)
  (19,660,385)
  Issuance of common shares              1  19,999,999                 20,000,000
  Capital restructuring of
   preference shares           (20,000,000) 20,000,000                          -
  Increase in asset valuation
    reserve                                                 (55,286)
  (55,286)








  Increase in nonadmitted assets                         (1,021,357)
  (1,021,357)
  Change in net unrealized capital
    losses                                                 (425,082)
  (425,082)
  Change in liability for
   reinsurance in unauthorized
   companies                                                (98,155)
  (98,155)
  Company's share of increase in
   separate account assets, net                                   -
  -
  Balance, December 31, 1994   $15,001,855 $49,849,998 $(15,456,180)  $49,395,673

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Cash Flows

                                                 Year ended December 31
                                            1994          1993           1992
  Operating activities
  Premiums collected, net               $193,478,637 $126,075,035    $39,842,600
  Policy benefits paid, net               (4,982,444)  (2,829,812)    (1,932,712)
  Commissions and other expenses paid    (48,141,400) (35,203,997)    (9,431,344)
  Net investment income                    3,343,515    3,197,892      1,356,553
  Other income and expenses               (1,946,063)  (1,592,957)    (1,849,180)
  Transfers to separate accounts, net   (136,950,482) (98,220,292)   (26,266,436)
  Net cash provided by (used in)
    operating activities                   4,801,763   (8,574,131)     1,719,481

  Investing activities
  Sale, maturity, or repayment
   of investments                         73,187,733   28,248,633     11,975,475
  Purchase of investments                (91,063,874) (73,688,735)   (24,400,135)
  Net cash used in investing activities  (17,876,141) (45,440,102)   (12,424,660)

  Financing activities
  Issuance of shares                      20,000,000    5,850,000      6,000,000
  Surplus withdrawn from
   separate account                                -   48,701,076      6,000,000
  Net cash provided by
   financing activities                   20,000,000   54,551,076     12,000,000

  Net increase in cash and short-term
    investments                            6,925,622      536,843      1,294,821
  Cash and short-term investments
    at beginning of year                   9,058,136    8,521,293      7,226,472
  Cash and short-term investments
    at end of year                       $15,983,758   $9,058,136     $8,521,293

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                   Notes to Financial Statements
                         December 31, 1994
  1.      Organization

  The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan (the Parent), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).
  During 1994, the Company's parent contributed $20,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994 the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

  The Parent contributed  $5,850,000 in capital in  return for  1 share of common stock during 1993, $6,000,000 in capital in return for 60,000 shares of preferred stock during 1992.

  During 1991, the Company invested $1,800,000 to fund initial branch operations in Taiwan. This investment in Taiwan was increased by $6,000,000 in 1992 and a further investment of $5,200,000 in 1993. There was no new funding in 1994 for the Taiwan branch.

  2.  Significant Accounting Policies

  Basis of Presentation

  The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  2.  Significant Accounting Policies (continued)

  Basis of Presentation (continued)

  In April 1993, the Financial Accounting Standards Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises". The interpretation, which has been amended to be effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). This will require life insurance companies to adopt all applicable standards promulgated by the FASB in any general purpose
  financial  statements such  companies may  issue.   While  GAAP
  standards  have   recently  been  developed  for   mutual  life
  insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

  All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current period presentation.

  Stocks

  Stocks are carried at market value.

  Bonds

  Bonds are carried at amortized cost. Discounts and premiums on investments are amortized using the effective interest method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

  Asset Valuation Reserve and Interest Maintenance Reserve

  The Asset Valuation  Reserve and  Interest Maintenance  Reserve
  were determined  by NAIC prescribed  formulas and are  reported
  as   liabilities  rather  than   as  valuation   allowances  or
  appropriations of surplus.

  Policy and Contract Claims

  Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  2.  Significant Accounting Policies (continued)

  Separate Accounts

  Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

  Revenue Recognition

  Both premium and investment income are recorded when due.

  Reinsurance

  Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

  Policy Reserves

  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

  3.  Investments and Investment Income

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 are summarized as follows:

                                                                      Quoted or
                                          Gross        Gross          Estimated
                             Amortized    Unrealized   Unrealized     Market
                             Cost         Gains        Losses         Value
  U.S. Government
    securities               $34,265,152  $243,971     $(441,592)     $34,067,531
  Foreign government
    securities                 7,388,458         -      (294,385)       7,094,073
  Corporate securities        10,495,470     2,457      (577,136)       9,920,791

                             $52,149,080  $246,428     $(1,313,113)   $51,082,395


        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  3.  Investments and Investment Income (continued)

  Proceeds from  sales of investments  in debt securities  during
  1994  were  $43,175,845.   Gross  gains of  $167,738  and gross
  losses of $1,006,702 were realized on those sales.

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1993 are summarized as follows:

                                                                      Quoted or
                                          Gross        Gross          Estimated
                             Amortized    Unrealized   Unrealized     Market
                             Cost         Gains        Losses         Value
  U.S. Government
    securities               $15,473,821  $725,851     $ (19,830)     $16,179,842
  Foreign government
    securities                 3,277,886    39,710        (5,316)       3,312,280
  Corporate securities         4,624,066    47,402       (43,392)       4,628,076

                             $23,375,773  $812,963     $ (68,538)     $24,120,198

  Proceeds from  sales of investments  in debt securities  during
  1993 were  $28,248,633.   Gross  gains  of $694,800  and  gross
  losses of $17,715 were realized on those sales.

  The amortized cost and market value of fixed maturities at December 31, 1994 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


       Years to Maturity                  Amortized Cost              Market Value
  One year or less                        $    107,413                $    108,160
  Greater than 1; up to 5 years              5,213,296                   5,217,002
  Greater than 5; up to 10 years            24,217,449                  23,599,525
  Due after 10 years                        22,610,922                  22,157,708

                                          $ 52,149,080                $ 51,082,395

  At December 31, 1994, $4,447,934 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  3.   Investments and Investment Income (continued)

  Major categories of net investment income for each year were as follows:

                                                 Net Investment Income
                                          1994         1993           1992
  Gross investment income:
    Dividend; Manulife Series
     Fund, Inc.                           $ 1,244,794  $ 1,440,392    $         -
    Bond income                             1,712,294    1,422,064      1,043,273
    Policy loans                              236,972      166,514        131,606
    Short-term investments                    501,477      384,178        313,998

                                            3,695,537    3,413,148      1,488,877
  Investment expenses                        (106,908)     (89,186)       (58,423)
  Net investment income                   $ 3,588,629  $ 3,323,962    $ 1,430,454

  4.  Related Party Transactions

  The Company has a formal service agreement with Manulife Financial which can be terminated by either party upon two
  months'  notice.   Under  the Agreement,  the Company  will pay
  direct operating expenses incurred each year by Manulife Financial on behalf of the Company. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $21,326,446 in 1994, $12,467,474 in 1993, and $4,919,667 in 1992. In addition, there were $7,795,184 agents' bonuses in 1994, $5,363,558 in 1993, and $1,871,799 in 1992 which were allocated to the Company and are included in commissions.

  The Company has reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

  (a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

  (b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

  (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife

       Financial under the terms of a stop loss reinsurance agreement.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  4.  Related Party Transactions (continued)

  (d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

  Selected amounts relating to the above treaties reflected in the financial statements are as follows:

                                          1994         1993           1992
  Life and annuity premiums assumed       $ 25,385,628 $ 12,745,981   $  6,579,233
  Other life and annuity
     considerations ceded                    (437,650)    (201,685)      (114,505)
  Commissions and expense allowances
    on reinsurance assumed                   (810,252)    (329,634)      (269,141)
  Policy reserves assumed                   47,672,591   23,070,952     10,799,350
  Policy reserves ceded                      3,786,647    3,782,156      3,662,930


  During 1992 and 1993 the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $5,031,000 and $10,837,000, respectively, to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

  During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

  5.  Federal Income Tax

  The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. In 1994, 1993, and 1992, the Company's provisions (benefit) based upon the above agreement will be paid to one or more members of the consolidated group in accordance with the income tax-sharing agreement.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  5.  Federal Income Tax (continued)

  The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $92,600,000 which will expire in the years 2007 to 2009, and capital loss carryforwards of $129,600,000 which will expire in 1999. The losses of the Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited. However, losses of Manufacturers Reinsurance Limited may not be used to offset the income of the other members of the consolidated group.

  6.  Statutory Restrictions on Dividends

  The Company is subject to statutory limitations  on the payment
  of dividends to its Parent.   The Company cannot  pay dividends
  during 1995 without the prior approval of insurance regulatory authorities.

  7.  Reinsurance

  The  Company   cedes  reinsurance   as  a   party  to   several
  reinsurance treaties with major unrelated insurance  companies.

  Summary financial information related to these reinsurance activities is as follows:

                                          1994         1993           1992
  Life insurance premiums assumed         $       -    $        -     $28,887,669
  Life insurance premiums ceded            (218,767)     (130,913)    (28,809,307)


  During 1992, the Company  assumed and ceded a significant block
  of business  on a yearly  renewable term basis.   This contract
  was not renewed in 1993.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  8.  Aggregate Policy Reserves

  Aggregate policy reserves for life policies including variable life are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1994 and 1993 is as follows:

                                                       Mortality        Interest
            Aggregate Reserves                           Table           Rates
       1994                  1993
  $          -               $    758,158              1958 CSO              4%
    28,553,885                 11,792,874              1980 CSO              4%
      (189,080)                   (62,228)             Reinsurance ceded
     1,396,369                    530,801              Miscellaneous

  $ 29,761,174               $ 13,019,605

  9.  Investment in Separate Accounts

  During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

  In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1994, the $25,629,580 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

  During 1994, 1993, and 1992, the following dividends were received from Manulife Series Fund, Inc.:

                                          1994         1993           1992
  Separate Account One                    $   38,732   $1,610,693     $3,166,712
  Separate Account Two                     4,574,620    7,377,861      1,706,218
  Separate Account Three                   1,490,374      666,141        277,830
  Separate Account Four                    3,072,376    4,966,559      1,578,932
  General Account                          1,244,794    1,440,392              -

  Dividends  have been  reinvested  by  the Company  in  Manulife
  Series Fund, Inc.

  During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

  During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

                             APPENDIX A

  Sample Illustrations  Of Policy  Values, Cash Surrender  Values
  And Death Benefits

  The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deductions from premiums for state, local and federal taxes, deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.

  <REDLINE>
  The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by the Portfolios are deducted from the gross return. The illustrations reflect an average of the Funds'and Trusts' expenses, which is approximately 0.76% on an annual basis. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -.75%, 5.2% and 11.16%.</REDLINE>

  The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

  There are two tables shown for each combination of age and death benefit option for male non-smokers, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

  <REDLINE>
  From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.
  </REDLINE>
  The Policies have been offered to the public only since September 10, 1993. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 35 (Standard)
  $500,000 Face Amount  Death Benefit Option 1
  $5,960 Annual Planned Premium
  ASSUMING CURRENT CHARGES

  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $6,258     $4,353           $0  $500,000
   2            12,829      8,898        4,076   500,000
   3            19,728     13,325        6,803   500,000
   4            26,973     17,630       11,161   500,000
   5            34,579     21,804       15,384   500,000
   6            42,566     25,874       19,754   500,000
   7            50,953     29,802       23,982   500,000
   8            59,758     33,592       28,072   500,000
   9            69,004     37,236       32,233   500,000
  10            78,712     40,738       36,676   500,000
  15           135,039     55,857       55,857   500,000
  20           206,927     66,191       66,191   500,000
  25           298,676     70,725       70,725   500,000
  30           415,774     66,532       66,532   500,000

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $6,258     $4,650           $0  $500,000
   2            12,829      9,772        4,950   500,000
   3            19,728     15,068        8,546   500,000
   4            26,973     20,541       14,072   500,000
   5            34,579     26,189       19,769   500,000
   6            42,566     32,044       25,923   500,000
   7            50,953     38,076       32,256   500,000
   8            59,758     44,297       38,777   500,000
   9            69,004     50,706       45,703   500,000
  10            78,712     57,314       53,252   500,000
  15           135,039     93,409       93,409   500,000
  20           206,927    134,815      134,815   500,000
  25           298,676    182,538      182,538   500,000
  30           415,774    241,392      241,392   500,000










                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $6,258     $4,949         $243  $500,000
   2            12,829     10,683        5,860   500,000
   3            19,728     16,956       10,434   500,000
   4            26,973     23,819       17,350   500,000
   5            34,579     31,323       24,902   500,000
   6            42,566     39,560       33,440   500,000
   7            50,953     48,568       42,748   500,000
   8            59,758     58,432       52,911   500,000
   9            69,004     69,232       64,229   500,000
  10            78,712     81,072       77,010   500,000
  15           135,039    159,986      159,986   500,000
  20           206,927    287,146      287,146   500,000
  25           298,676    494,778      494,778   663,003
  30           415,774    845,071      845,071 1,030,987

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND

  WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 35  (Standard)
  $500,000 Face Amount  Death Benefit Option 1
  $5,960 Annual Planned Premium
  ASSUMING GUARANTEED CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $6,258     $4,353           $0  $500,000
   2            12,829      8,895        4,073   500,000
   3            19,728     13,319        6,797   500,000
   4            26,973     17,620       11,151   500,000
   5            34,579     21,793       15,373   500,000
   6            42,566     25,836       19,716   500,000
   7            50,953     29,738       23,918   500,000
   8            59,758     33,502       27,982   500,000
   9            69,004     37,119       32,115   500,000
  10            78,712     40,590       36,528   500,000
  15           135,039     55,450       55,450   500,000
  20           206,927     65,123       65,123   500,000
  25           298,676     66,668       66,668   500,000
  30           415,774     56,679       56,679   500,000

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $6,258     $4,650           $0  $500,000
   2            12,829      9,769        4,947   500,000
   3            19,728     15,062        8,539   500,000
   4            26,973     20,531       14,062   500,000
   5            34,579     26,176       19,756   500,000
   6            42,566     32,003       25,883   500,000
   7            50,953     38,007       32,186   500,000
   8            59,758     44,197       38,677   500,000
   9            69,004     50,573       45,569   500,000
  10            78,712     57,143       53,080   500,000
  15           135,039     93,904       92,904   500,000
  20           206,927    133,515      133,515   500,000
  25           298,676    178,109      178,109   500,000
  30           415,774    231,060      231,060   500,000








                      12% Hypothetical
                      Gross Investment Return

  End of                                            Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit
   1            $6,258     $4,949         $243  $500,000
   2            12,829     10,680        5,857   500,000
   3            19,728     16,949       10,427   500,000
   4            26,973     23,807       17,338   500,000
   5            34,579     31,308       24,888   500,000
   6            42,566     39,516       33,395   500,000
   7            50,953     48,492       42,672   500,000
   8            59,758     58,321       52,800   500,000
   9            69,004     69,080       64,077   500,000
  10            78,712     80,874       76,811   500,000
  15           135,039    159,357      159,357   500,000
  20           206,927    286,585      286,585   500,000
  25           298,676    490,730      490,730   657,579
  30           415,774    835,709      835,709 1,019,566


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.

       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND

  WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 35  (Standard)
  $500,000 Face Amount  Death Benefit Option 2
  $7,450 Annual Planned Premium
  ASSUMING CURRENT CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $5,757         $620  $505,757
   2            16,036     11,676        6,539   511,676
   3            24,660     17,444       10,922   517,444
   4            33,716     23,057       16,588   523,057
   5            43,224     28,508       22,088   528,508
   6            53,208     33,821       27,701   533,821
   7            63,691     38,958       33,138   538,958
   8            74,698     43,921       38,401   543,921
   9            86,255     48,702       43,699   548,702
  10            98,391     53,304       49,241   553,304
  15           168,798     73,313       73,313   573,313
  20           258,658     87,353       87,353   587,353
  25           373,345     94,220       94,220   594,220
  30           519,718     91,038       91,038   591,038

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $6,139       $1,002  $506,139
   2            16,036     12,804        7,667   512,804
   3            24,660     19,697       13,175   519,697
   4            33,716     26,823       20,354   526,823
   5            43,224     34,178       27,758   534,178
   6            53,208     41,798       35,678   541,798
   7            63,691     49,650       43,830   549,650
   8            74,698     57,745       52,224   557,745
   9            86,255     66,080       61,077   566,080
  10            98,391     74,666       70,603   574,666
  15           168,798    121,301      121,301   621,301
  20           258,658    173,702      173,702   673,702
  25           373,345    231,331      231,331   731,331
  30           519,718    295,583      295,583   795,583








                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $6,522       $1,384  $506,522
   2            16,036     13,978        8,841   513,978
   3            24,660     22,135       15,613   522,135
   4            33,716     31,058       24,589   531,058
   5            43,224     40,812       34,391   540,812
   6            53,208     51,506       45,385   551,506
   7            63,691     63,191       57,371   563,191
   8            74,698     75,969       70,449   575,969
   9            86,255     89,938       84,935   589,938
  10            98,391    105,219      101,157   605,219
  15           168,798    205,982      205,982   705,982
  20           258,658    363,633      363,633   863,633
  25           373,345    611,474      611,474   1,111,474
  30           519,718  1,020,894    1,020,894   1,520,894


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT

  ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 35  (Standard)
  $500,000 Face Amount  Death Benefit Option 2
  $7,450 Annual Planned Premium
  ASSUMING GUARANTEED CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $5,757         $620  $505,757
   2            16,036     11,673        6,536   511,673
   3            24,660     17,437       10,915   517,437
   4            33,716     23,048       16,579   523,048
   5            43,224     28,496       22,076   528,496
   6            53,208     33,781       27,661   533,781
   7            63,691     38,890       33,070   538,890
   8            74,698     43,826       38,306   543,826
   9            86,255     48,578       43,574   548,578
  10            98,391     53,147       49,084   553,147
  15           168,798     72,872       72,872   572,872
  20           258,658     86,169       86,169   586,169
  25           373,345     89,679       89,679   589,679
  30           519,718     80,315       80,315   580,315

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $6,139       $1,002  $506,139
   2            16,036     12,801        7,664   512,801
   3            24,660     19,690       13,168   519,690
   4            33,716     26,812       20,343   526,812
   5            43,224     34,165       27,745   534,165
   6            53,208     41,755       35,635   541,755
   7            63,691     49,576       43,756   549,576
   8            74,698     57,638       52,118   557,638
   9            86,255     65,936       60,933   565,936
  10            98,391     74,481       70,418   574,481
  15           168,798    120,733      120,733   620,733
  20           258,658    172,140      172,140   672,140
  25           373,345    225,441      225,441   725,441
  30           519,718    280,847      280,847   780,847








                      12% Hypothetical
                      Gross Investment Return

  End of                                            Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1            $7,823     $6,522       $1,384  $506,522
   2            16,036     13,975        8,838   513,975
   3            24,660     22,128       15,606   522,128
   4            33,716     31,047       24,577   531,047
   5            43,224     40,797       34,377   540,797
   6            53,208     51,459       45,339   551,459
   7            63,691     63,110       57,290   563,110
   8            74,698     75,849       70,329   575,849
   9            86,255     89,773       84,769   589,773
  10            98,391    105,000      100,938   605,000
  15           168,798    205,236      205,236    05,236
  20           258,658    361,466      361,466   861,466
  25           373,345    603,409      905,038 1,103,409
  30           519,718    999,213      999,213 1,499,213


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT

  ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 55  (Standard)
  $500,000 Face Amount  Death Benefit Option 1
  $15,095 Annual Planned Premium*
  ASSUMING CURRENT CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)   Premiums(2)     Value      Value(3)(4)Benefit

   1           $15,850    $10,144       $2,644  $500,000
   2            32,492     20,201       11,564   500,000
   3            49,966     29,835       13,921   500,000
   4            68,314     39,326       23,741   500,000
   5            87,580     48,693       33,454   500,000
   6           107,809     57,913       44,173   500,000
   7           129,049     66,827       56,521   500,000
   8           151,351     75,366       68,495   500,000
   9           174,768     83,579       80,144   500,000
  10           199,356     91,466       91,466   500,000
  15           342,015    130,413      130,413   500,000
  20           530,730    155,156      155,156   500,000
  25           771,584    117,078      117,078   500,000
  30         1,078,982        0(5)         0(5)500,000(5)

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)   Premiums(2)     Value      Value(3)(4)Benefit

   1           $15,850    $10,872       $3,371  $500,000
   2            32,492     22,298       13,661   500,000
   3            49,966     33,961       18,046   500,000
   4            68,314     46,158       30,573   500,000
   5            87,580     58,937       43,699   500,000
   6           107,809     72,306       58,566   500,000
   7           129,049     86,137       75,831   500,000
   8           151,351    100,393       93,522   500,000
   9           174,768    115,151      111,716   500,000
  10           199,356    130,446      130,446   500,000
  15           342,015    222,979      222,979   500,000
  20           530,730    341,369      341,369   500,000
  25           771,584    492,749      492,749   517,386
  30         1,078,982    693,653      693,653   738,335








                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)   Premiums(2)     Value      Value(3)(4)Benefit

   1           $15,850    $11,602       $4,102  $500,000
   2            32,492     24,486       15,849   500,000
   3            49,966     38,440       22,526   500,000
   4            68,314     53,877       38,292   500,000
   5            87,580     70,985       55,746   500,000
   6           107,809     89,928       76,187   500,000
   7           129,049    110,759      100,453   500,000
   8           151,351    133,642      126,771   500,000
   9           174,768    158,876      155,440   500,000
  10           199,356    186,753      186,753   500,000
  15           342,015    389,170      389,170   500,000
  20           530,730    742,067      742,067   794,012
  25           771,584   1,317,557   1,317,557 1,383,435
  30         1,078,982   2,238,053   2,238,053 2,349,955


  *Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 55  (Standard)
  $500,000 Face Amount  Death Benefit Option 1
  $15,095 Annual Planned Premium*
  ASSUMING GUARANTEED CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $15,850    $10,144       $2,644  $500,000
   2            32,492     20,036       11,398   500,000
   3            49,966     29,449       13,534   500,000
   4            68,314     38,372       22,786   500,000
   5            87,580     46,770       31,531   500,000
   6           107,809     54,610       40,870   500,000
   7           129,049     61,858       51,552   500,000
   8           151,351     68,456       61,585   500,000
   9           174,768     74,337       70,901   500,000
  10           199,356     79,428       79,428   500,000
  15           342,015     93,059       93,059   500,000
  20           530,730     77,673       77,673   500,000
  25           771,584       0(5)         0(5)   500,000
  30         1,078,982       0(5)         0(5)   500,000

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $15,850    $10,872       $3,371  $500,000
   2            32,492     22,128       13,490   500,000
   3            49,966     33,554       17,639   500,000
   4            68,314     45,147       29,562   500,000
   5            87,580     56,885       41,647   500,000
   6           107,809     68,747       55,007   500,000
   7           129,049     80,714       70,408   500,000
   8           151,351     92,746       85,875   500,000
   9           174,768    104,801      101,365   500,000
  10           199,356    116,834      116,834   500,000
  15           342,015    180,139      180,139   500,000
  20           530,730    249,786      249,786   500,000
  25           771,584    321,121      321,121   500,000
  30         1,078,982    413,422      413,422   500,000








                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $15,850    $11,602       $4,102  $500,000
   2            32,492     24,311       15,674   500,000
   3            49,966     38,012       22,098   500,000
   4            68,314     52,810       37,224   500,000
   5            87,580     68,801       53,562   500,000
   6           107,809     86,105       72,365   500,000
   7           129,049    104,863       94,557   500,000
   8           151,351    125,223      118,352   500,000
   9           174,768    147,360      143,925   500,000
  10           199,356    171,490      171,490   500,000
  15           342,015    342,255      342,255   500,000
  20           530,730    654,692      654,692   700,521
  25           771,584  1,171,537    1,171,537 1,230,114
  30         1,078,982  1,993,189    1,993,189 2,092,848


  *Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.

       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 55  (Standard)
  $500,000 Face Amount  Death Benefit Option 2
  $17,920 Annual Planned Premium
  ASSUMING CURRENT CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $18,816    $12,730       $4,354  $512,730
   2            38,573     25,241       14,302   525,241
   3            59,317     37,184       21,269   537,184
   4            81,099     48,853       33,268   548,853
   5           103,970     60,271       45,033   560,271
   6           127,985     71,413       57,672   571,413
   7           153,200     82,092       71,786   582,092
   8           179,676     92,222       85,351   592,222
   9           207,476    101,854       98,418   601,854
  10           236,666    110,977      110,977   610,977
  15           406,022    154,012      154,012   654,012
  20           622,169    166,081      166,081   666,081
  25           898,033     92,014       92,014   592,014
  30         1,250,113        0(5)         0(5)500,000(5)

                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)   Premiums(2)     Value      Value(3)(4)Benefit

   1           $18,816    $13,613       $5,237  $513,613
   2            38,573     27,795       16,856   527,795
   3            59,317     42,206       26,292   542,206
   4            81,099     57,152       41,567   557,152
   5           103,970     72,673       57,434   572,673
   6           127,985     88,762       75,022   588,762
   7           153,200    105,249       94,943   605,249
   8           179,676    122,052      115,182   622,052
   9           207,476    139,228      135,793   639,228
  10           236,666    156,774      156,774   656,774
  15           406,022    257,946      257,946   757,946
  20           622,169    353,578      353,578   853,578
  25           898,033    375,361      375,361   875,361
  30         1,250,113    302,125      302,125   802,125








                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)   Premiums(2)     Value      Value(3)(4)Benefit

   1           $18,816    $14,498       $6,122  $514,498
   2            38,573     30,457       19,519   530,457
   3            59,317     47,653       31,738   547,653
   4            81,099     66,514       50,928   566,514
   5           103,970     87,227       71,988   587,227
   6           127,985    109,950       96,210   609,950
   7           153,200    134,685      124,379   634,685
   8           179,676    161,535      154,664   661,535
   9           207,476    190,759      187,324   690,759
  10           236,666    222,580      222,580   722,580
  15           406,022    442,575      442,575   942,575
  20           622,169    771,962      771,962 1,271,962
  25           898,033   1,204,632   1,204,632 1,704,632
  30         1,250,113  1,806,626    1,806,626 2,306,626


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Male  Non-Smoker  Issue Age 55  (Standard)
  $500,000 Face Amount  Death Benefit Option 2
  $17,920 Annual Planned Premium
  ASSUMING GUARANTEED CHARGES


  <REDLINE>
                      0% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $18,816    $12,730       $4,354  $512,730
   2            38,573     25,068       14,130   525,068
   3            59,317     36,778       20,863   536,778
   4            81,099     47,835       32,250   547,835
   5           103,970     58,192       43,953   558,192
   6           127,985     67,800       54,059   567,800
   7           153,200     76,607       66,301   576,607
   8           179,676     84,538       77,667   584,538
   9           207,476     91,503       88,068   591,503
  10           236,666     97,410       97,410   597,410
  15           406,022    111,000      111,000   611,000
  20           622,169     82,289       82,289   582,289
  25           898,033       0(5)         0(5) 500,000(5)
  30         1,250,113       0(5)         0(5)      0(5)


                      6% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $18,816    $13,613       $5,237  $513,613
   2            38,573     27,616       16,678   527,616
   3            59,317     41,777       25,862   541,777
   4            81,099     56,066       40,480   556,066
   5           103,970     70,427       55,188   570,427
   6           127,985     84,803       71,063   584,803
   7           153,200     99,128       88,822   599,128
   8           179,676    113,308      106,437   613,308
   9           207,476    127,229      123,793   627,229
  10           236,666    140,768      140,768   640,768
  15           406,022    203,216      203,216   703,216
  20           622,169    234,316      234,316   734,316
  25           898,033    193,237      193,237   693,237
  30         1,250,113     25,095       25,095   525,095







                      12% Hypothetical
                      Gross Investment Return

  End of                                  Cash
  Policy   Accumulated     Policy    Surrender     Death
  Year(1)  Premiums(2)      Value  Value(3)(4)   Benefit

   1           $18,816    $14,498       $6,122  $514,498
   2            38,573     30,274       19,335   530,274
   3            59,317     47,200       31,285   547,200
   4            81,099     65,356       49,771   565,356
   5           103,970     84,805       69,566   584,805
   6           127,985    105,614       91,874   605,614
   7           153,200    127,854      117,548   627,854
   8           179,676    151,575      144,704   651,575
   9           207,476    176,817      173,382   676,817
  10           236,666    203,619      203,619   703,619
  15           406,022    371,653      371,653   871,653
  20           622,169    595,964      595,964 1,095,964
  25           898,033    875,793      875,793 1,375,793
  30         1,250,113  1,206,421    1,206,421 1,706,421


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years.
       Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.
  (4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.
  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.</REDLINE>

                             APPENDIX B

  Definitions

  The following terms have the following meanings when used in this Prospectus:

  Additional Rating - an addition to the cost of insurance rate for insureds who do not meet at least the underwriting requirements of the standard risk class.

  Business Day - any day that the New York Stock Exchange is open for trading and trading is not restricted. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined at the end of each Business Day.

  Cash  Surrender  Value -  the  Policy Value  less  the deferred
  sales  charge,  the   deferred  underwriting  charge   and  any
  outstanding monthly deductions due.

  Cumulative Premium Test - a test that, if satisfied in the first three policy years and, where applicable, if satisfied in subsequent policy years, will maintain the Death Benefit Guarantee. To satisfy the Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less policy loans, must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each policy month.

  Death Benefit Guarantee - Manufacturers Life of America's guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

  Death Benefit Guarantee Premium - a measure of premium used in determining compliance with the Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on issue age, sex (unless unisex rates are required by law), risk class, death benefit option, supplementary benefits and additional ratings. The Death Benefit Guarantee Premium, which is set forth in the Policy, will increase, when the policyowner reaches attained age 70, to an amount as specified in the Policy.

  Effective Date - the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken.

  Fund Value  Test -  a test  which, if  satisfied in  applicable
  policy  years   will  maintain  the   Death  Benefit  Guarantee
  feature.   To satisfy  the Fund  Value Test,  the Gross  Single

  Premium at the beginning of any applicable policy month must not be greater than the Net Policy Value.

  Gross Single Premium - the amount of premium needed to endow the Policy to the expiration of the Death Benefit Guarantee assuming 4% interest and current charges.

  Guaranteed Interest Account - that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

  Guideline  Annual  Premium  -  an   amount  defined  by  S.E.C.
  regulation.   It  is used  to determine  maximum  sales charges
  that may be deducted during the first two years following issuance of a Policy.

  Initial Premium  - at least  1/12 of  the Target Premium.   The
  Initial Premium must be received within 60 days after the policy date.

  Investment  Account  - that  part  of  the  Policy Value  which
  reflects   the  value  the  policyowner  has   in  one  of  the
  sub-accounts of the Separate Account.

  <REDLINE>

  Issue Age - the age on the nearest birthday, at policy date, as shown in the Policy.

  </REDLINE>

  Loan Account - that part of the Policy Value which reflects the value the policyowner has transferred from the Guaranteed
  Interest Account or the Investment Accounts as collateral for a policy loan.

  Modified Policy Debt - as of any date, the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

  Monthly Death  Benefit Guarantee  Premium -  1/12 of  the Death
  Benefit Guarantee Premium.

  <REDLINE>

  Monthly  No Lapse  Guarantee  Premium -  1/12  of the  No Lapse
  Guarantee Premium.

  </REDLINE>

  Net  Cash Surrender  Value  -  the  Cash Surrender  Value  less
  Policy Debt.

  Net Policy Value - the Policy Value less the value in the  Loan
  Account.

  Net Premium  - amount  of premium allocated  to the  Investment
  Accounts  or Guaranteed  Interest  Account.   It  equals  gross
  premiums less the deduction for state, local and federal taxes.

  <REDLINE>

  No Lapse Guarantee - Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. In Illinois this benefit is known as the Minimum Premium Guarantee.

  No Lapse Guarantee Cumulative Premium Test - a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each policy month.

  No Lapse Guarantee Period - is the first 5 policy years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

  No Lapse  Guarantee Premium - is  a measure of premium  used in determining compliance  with the No  Lapse Guarantee Cumulative
  Premium  Test.    The  No  Lapse  Guarantee  premium  for  each
  policyowner is set forth in the Policy.

  </REDLINE>

  Planned  Premium -  The  premium the  policyowner plans  to pay
  periodically.   Subject  to certain  requirements  of law,  the
  Planned Premium may be changed at any time.

  Policy Date - The date from which policy years, policy months and policy anniversaries are determined. Monthly deductions are due on the policy date. If a check for at least the Initial Premium accompanies the application, the policy date is the date the application and check are received at the Service office. If an application accepted by the Company is not accompanied by a check for the Initial Premium, the policy will be issued with a policy date which is 7 days after issuance of the policy.

  Policy Debt - as of any date, the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

  Policy Value - the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

  Select Loan - A loan on which the differential between the interest credited and the interest charged is currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loans either (i) to an amount that may be presented in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America feels would be more likely to result in the transaction being treated as a loan under Federal tax law.

  Select Loan Amount - the amount of any Select Loan.

  Service  Office  -   the  office  designated  to   service  the
  Policies, which is shown on the cover page of this prospectus.

  Surrender Charge Period - the period (usually 15 years) following issuance of the Policy or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place.

  Target Premium - a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

  Withdrawal  Tier  Amount  -  as  of  any  date,  the  net  Cash
  Surrender Value at the previous anniversary multiplied by 10%.

                             APPENDIX C

  The maximum deferred sales charge is 50% of premiums received up to a specified number of Target Premiums that varies (from -0.180 to 3.031) with the issue age of the life insured, the face amount of the Policy and the amount of any increase. Beginning after two policy years, that maximum deferred sales charge decreases over time according to a pattern that varies with the issue age of the life insured. In all cases, the deferred sales charge is eliminated entirely by the last month of the 15th policy year. The same pattern applies to sales charges occasioned by face amount increases, with time periods and issue age computed using the date of the increase in face amount rather than the Policy Date.

  The following tables  show the percentage of  the maximum sales charge  that would be applicable in the last month of the years
  shown.   The percentages for  other months would  be derived by
  interpolation.

  APPENDIX C


  If the transaction occurs in the last month of


  Policy                                                           Issue Age
  Year*    0         1        2        3        4        5         6       7
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9666    0.9500   0.9642   0.9444   0.9555   0.9811    0.9843  0.9866
   4       0.9666    0.9500   0.9285   0.9444   0.9555   0.9622    0.9687  0.9600
   5       0.9333    0.9000   0.8928   0.9166   0.9111   0.9433    0.9531  0.9466
   6       0.9333    0.9000   0.8928   0.9166   0.9111   0.9433    0.9531  0.9466
   7       0.9333    0.9000   0.8928   0.9166   0.9111   0.9433    0.9531  0.9466
   8       0.9333    0.9000   0.8928   0.9166   0.9111   0.9433    0.9531  0.9466
   9       0.8503    0.8503   0.8503   0.8503   0.8503   0.8503    0.8503  0.8503
  10       0.6803    0.6803   0.6803   0.6803   0.6803   0.6803    0.6803  0.6803
  11       0.5442    0.5442   0.5442   0.5442   0.5442   0.5442    0.5442  0.5442
  12       0.4082    0.4082   0.4082   0.4082   0.4082   0.4082    0.4082  0.4082
  13       0.2721    0.2721   0.2721   0.2721   0.2721   0.2721    0.2721  0.2721
  14       0.1361    0.1361   0.1361   0.1361   0.1361   0.1361    0.1361  0.1361
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000

  Policy   Issue Age
  Year*    8         9        10       11       12       13        14      15

   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9885    0.9861   0.9873   0.9885   0.9895   0.9875    0.9940  0.9898
   4       0.9655    0.9696   0.9734   0.9765   0.9722   0.9751    0.9831  0.9796
   5       0.9540    0.9595   0.9646   0.9609   0.9652   0.9689    0.9719  0.9695
   6       0.9540    0.9595   0.9646   0.9609   0.9652   0.9689    0.9719  0.9695
   7       0.9540    0.9595   0.9646   0.9609   0.9652   0.9689    0.9719  0.9695
   8       0.9540    0.9595   0.9646   0.9609   0.9652   0.9689    0.9719  0.9695
   9       0.8503    0.8503   0.8503   0.8503   0.8503   0.8503    0.8503  0.8503
  10       0.6803    0.6803   0.6803   0.6803   0.6803   0.6803    0.6803  0.6803
  11       0.5442    0.5442   0.5442   0.5442   0.5442   0.5442    0.5442  0.5442
  12       0.4082    0.4082   0.4082   0.4082   0.4082   0.4082    0.4082  0.4082
  13       0.2721    0.2721   0.2721   0.2721   0.2721   0.2721    0.2721  0.2721
  14       0.1361    0.1361   0.1361   0.1361   0.1361   0.1361    0.1361  0.1361
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000



  Policy   Issue Age
  Year*    16        17       18       19       20       21        22      23
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9912    0.9872   0.9884   0.9842   0.9903   0.9867    0.9878  0.9887
   4       0.9788    0.9795   0.9768   0.9789   0.9806   0.9778    0.9796  0.9804
   5       0.9718    0.9681   0.9653   0.9631   0.9661   0.9646    0.9674  0.9699
   6       0.9667    0.9667   0.9653   0.9631   0.9661   0.9646    0.9674  0.9699
   7       0.9333    0.9333   0.9333   0.9333   0.9333   0.9396    0.9396  0.9396
   8       0.9000    0.9000   0.9000   0.9000   0.9000   0.9060    0.9060  0.9060
   9       0.8333    0.8333   0.8333   0.8333   0.8333   0.8389    0.8389  0.8389
  10       0.6667    0.6667   0.6667   0.6667   0.6667   0.6711    0.6711  0.6711
  11       0.5333    0.5333   0.5333   0.5333   0.5333   0.5369    0.5369  0.5369
  12       0.4000    0.4000   0.4000   0.4000   0.4000   0.4027    0.4027  0.4027
  13       0.2667    0.2667   0.2667   0.2667   0.2667   0.2685    0.2685  0.2685
  14       0.1330    0.1330   0.1330   0.1330   0.1330   0.1342    0.1342  0.1342
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000


  *Months not shown may be calculated by interpolation.



  If the transaction occurs in the last month of


  Policy   Issue Age
  Year*    24        25       26       27       28       29        30      31
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9896    0.9901   0.9885   0.9889   0.9897   0.9887    0.9889  0.9885
   4       0.9792    0.9803   0.9793   0.9779   0.9770   0.9757    0.9772  0.9771
   5       0.9688    0.9679   0.9678   0.9678   0.9659   0.9644    0.9650  0.9624
   6       0.9688    0.9679   0.9678   0.9678   0.9659   0.9644    0.9650  0.9624
   7       0.9396    0.9396   0.9432   0.9469   0.9507   0.9545    0.9583  0.9622
   8       0.9060    0.9060   0.9122   0.9184   0.9247   0.9310    0.9375  0.9441
   9       0.8389    0.8389   0.8446   0.8503   0.8562   0.8621    0.8681  0.8741
  10       0.6711    0.6711   0.6757   0.6803   0.6849   0.6897    0.6944  0.6993
  11       0.5369    0.5369   0.5405   0.5442   0.5479   0.5517    0.5556  0.5594
  12       0.4027    0.4027   0.4054   0.4082   0.4110   0.4138    0.4167  0.4196
  13       0.2685    0.2685   0.2703   0.2721   0.2740   0.2759    0.2778  0.2797
  14       0.1342    0.1342   0.1351   0.1361   0.1370   0.1379    0.1389  0.1399
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000

  Policy   Issue Age
  Year*    32        33       34       35       36       37        38      39

   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9878    0.9886   0.9883   0.9888   0.9860   0.9859    0.9868  0.9858
   4       0.9741    0.9758   0.9751   0.9739   0.9733   0.9728    0.9725  0.9714
   5       0.9634    0.9630   0.9614   0.9602   0.9593   0.9577    0.9573  0.9572
   6       0.9634    0.9630   0.9614   0.9602   0.9593   0.9577    0.9573  0.9572
   7       0.9634    0.9630   0.9614   0.9602   0.9593   0.9577    0.9573  0.9572
   8       0.9507    0.9574   0.9614   0.9602   0.9593   0.9577    0.9573  0.9572
   9       0.8803    0.8865   0.8929   0.8993   0.8999   0.9006    0.9012  0.9019
  10       0.7042    0.7092   0.7143   0.7194   0.7199   0.7205    0.7210  0.7215
  11       0.5634    0.5674   0.5714   0.5755   0.5760   0.5764    0.5768  0.5772
  12       0.4225    0.4255   0.4286   0.4317   0.4320   0.4323    0.4326  0.4329
  13       0.2817    0.2837   0.2857   0.2878   0.2880   0.2882    0.2884  0.2886
  14       0.1408    0.1418   0.1429   0.1439   0.1440   0.1441    0.1442  0.1443
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000



  Policy   Issue Age
  Year*    40        41       42       43       44       45        46      47
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9849    0.9850   0.9828   0.9839   0.9822   0.9833    0.9819  0.9808
   4       0.9706    0.9692   0.9680   0.9664   0.9651   0.9659    0.9639  0.9627
   5       0.9529    0.9526   0.9501   0.9496   0.9480   0.9473    0.9446  0.9425
   6       0.9529    0.9526   0.9501   0.9496   0.9480   0.9473    0.9446  0.9425
   7       0.9529    0.9526   0.9501   0.9496   0.9480   0.9473    0.9190  0.9176
   8       0.9529    0.9526   0.9501   0.9496   0.9480   0.9473    0.9117  0.9104
   9       0.9025    0.9032   0.9038   0.9045   0.9051   0.9058    0.9045  0.9032
  10       0.7220    0.7225   0.7231   0.7236   0.7241   0.7246    0.7236  0.7225
  11       0.5776    0.5780   0.5785   0.5789   0.5793   0.5797    0.5789  0.5780
  12       0.4332    0.4335   0.4338   0.4342   0.4345   0.4348    0.4342  0.4335
  13       0.2888    0.2890   0.2892   0.2894   0.2896   0.2899    0.2894  0.2890
  14       0.1444    0.1445   0.1446   0.1447   0.1448   0.1449    0.1447  0.1445
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000


  *Months not shown may be calculated by interpolation.



  Policy   Issue Age
  Year*    48        49       50       52       52       53        54      55
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9809    0.9796   0.9786   0.9795   0.9779   0.9770    0.9763  0.9761
   4       0.9619    0.9598   0.9577   0.9573   0.9563   0.9541    0.9523  0.9512
   5       0.9418    0.9385   0.9354   0.9351   0.9330   0.9300    0.9268  0.9250
   6       0.9365    0.9251   0.9137   0.9023   0.8910   0.8797    0.8684  0.8571
   7       0.9163    0.9150   0.9101   0.8567   0.8032   0.7498    0.6963  0.6429
   8       0.9091    0.9078   0.9029   0.8080   0.7132   0.6183    0.5235  0.4286
   9       0.9019    0.9006   0.8993   0.7623   0.6253   0.4883    0.3513  0.2143
  10       0.7215    0.7205   0.7194   0.5755   0.4316   0.2878    0.1439  0.0000
  11       0.5772    0.5764   0.5755   0.4316   0.2876   0.1439    0.0000  0.0000
  12       0.4329    0.4323   0.4317   0.2878   0.1439   0.0000    0.0000  0.0000
  13       0.2886    0.2882   0.2878   0.1439   0.0000   0.0000    0.0000  0.0000
  14       0.1443    0.1441   0.1439   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000

  Policy   Issue Age
  Year*    56        57       58       59       60       61        62      63

   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9738    0.9731   0.9720   0.9707   0.9711   0.9700    0.9690  0.9678
   4       0.9477    0.9460   0.9441   0.9417   0.9410   0.9389    0.9367  0.9341
   5       0.9207    0.9192   0.9160   0.9128   0.9109   0.9078    0.9044  0.9006
   6       0.8689    0.8811   0.8939   0.9071   0.9087   0.9039    0.8986  0.8937
   7       0.6517    0.6608   0.6704   0.6803   0.6907   0.7015    0.7128  0.7247
   8       0.4345    0.4406   0.4469   0.4536   0.4605   0.4677    0.4752  0.4831
   9       0.2172    0.2203   0.2235   0.2268   0.2302   0.2338    0.2376  0.2416
  10       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  11       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  12       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  13       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  14       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000



  Policy   Issue Age
  Year*    64        65       66       67       68       69        70      71
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9650    0.9638   0.9637   0.9612   0.9597   0.9573    0.9572  0.9559
   4       0.9315    0.9277   0.9261   0.9224   0.9196   0.9158    0.9144  0.9129
   5       0.8966    0.8916   0.8874   0.8836   0.8796   0.8745    0.8727  0.8700
   6       0.8872    0.8823   0.8769   0.8719   0.8665   0.8612    0.8582  0.8554
   7       0.7370    0.7500   0.7500   0.7500   0.7500   0.7500    0.7500  0.7500
   8       0.4914    0.5000   0.5000   0.5000   0.5000   0.5000    0.5000  0.5000
   9       0.2457    0.2500   0.2500   0.2500   0.2500   0.2500    0.2500  0.2500
  10       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  11       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  12       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  13       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  14       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000


  *Months not shown may be calculated by interpolation.



  If the transaction occurs in the last month of


  Policy   Issue Age
  Year*    72        73       74       75       76       77        78      79
   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9555    0.9532   0.9518   0.9504   0.9491   0.9464    0.9436  0.9422
   4       0.9113    0.9078   0.9050   0.9021   0.8982   0.8939    0.8885  0.8856
   5       0.8676    0.8623   0.8581   0.8526   0.8472   0.8404    0.8347  0.8301
   6       0.8520    0.8441   0.8387   0.8317   0.8239   0.8170    0.8099  0.8054
   7       0.7500    0.7500   0.7500   0.7500   0.7500   0.7500    0.7500  0.7500
   8       0.5000    0.5000   0.5000   0.5000   0.5000   0.5000    0.5000  0.5000
   9       0.2500    0.2500   0.2500   0.2500   0.2500   0.2500    0.2500  0.2500
  10       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  11       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  12       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  13       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  14       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000

  Policy   Issue Age
  Year*    80        81       82       83       84       85        86      87

   1       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   2       1.0000    1.0000   1.0000   1.0000   1.0000   1.0000    1.0000  1.0000
   3       0.9405    0.9388   0.9375   0.9362   0.9360   0.9345    0.9320  0.9303
   4       0.8824    0.8806   0.8777   0.8762   0.8747   0.8705    0.8663  0.8608
   5       0.8267    0.8235   0.8204   0.8176   0.8145   0.8079    0.8009  0.7899
   6       0.8016    0.7971   0.7940   0.7897   0.7842   0.7749    0.7627  0.7451
   7       0.7500    0.7500   0.7500   0.7500   0.7500   0.7405    0.7232  0.6964
   8       0.5000    0.5000   0.5000   0.5000   0.5000   0.5000    0.5000  0.5000
   9       0.2500    0.2500   0.2500   0.2500   0.2500   0.2500    0.2500  0.2500
  10       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  11       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  12       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  13       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  14       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000



  Policy   Issue Age
  Year*    88        89       90       91       92       93        94      95
   1       1.0000    1.0000   1.0000   0.0000   0.0000   0.0000    0.0000  0.0000
   2       1.0000    1.0000   1.0000   0.0000   0.0000   0.0000    0.0000  0.0000
   3       0.9261    0.9191   0.9115   0.0000   0.0000   0.0000    0.0000  0.0000
   4       0.8510    0.8357   0.8165   0.0000   0.0000   0.0000    0.0000  0.0000
   5       0.7732    0.7483   0.7136   0.0000   0.0000   0.0000    0.0000  0.0000
   6       0.7192    0.6822   0.6308   0.0000   0.0000   0.0000    0.0000  0.0000
   7       0.6597    0.6068   0.5399   0.0000   0.0000   0.0000    0.0000  0.0000
   8       0.5000    0.5000   0.4439   0.0000   0.0000   0.0000    0.0000  0.0000
   9       0.2500    0.2500   0.2500   0.0000   0.0000   0.0000    0.0000  0.0000
  10       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  11       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  12       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  13       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  14       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000
  15       0.0000    0.0000   0.0000   0.0000   0.0000   0.0000    0.0000  0.0000


  *Months not shown may be calculated by interpolation.


                              PART II


                         OTHER INFORMATION

                 CONTENTS OF REGISTRATION STATEMENT

   This registration statement comprises the following papers and documents:

  The facing sheet;

       The Prospectus, consisting of _____ pages;

       Undertaking required  by Section  15(d) of the  Securities
  Exchange Act of 1934;

       The Undertaking pursuant to Rule 484;

       Representations pursuant to Rule 6e-3(T);

       The signatures;

       Written consents of the following persons:

Jones & Blouch L.L.P.

Ernst & Young LLP

Stephen C. Nesbitt (previously filed)

John R. Ostler

  The following  exhibits are filed as  part of this Registration
  Statement:

  1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-
                 8B-2 are set forth below under designations based on such instructions:

       A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Previously filed as Exhibit A(1) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

       A(3)(a)(i)    Distribution    Agreement    between     The
                     Manufacturers  Life  Insurance   Company  of
                     America  and  ManEquity,  Inc.    Previously
                     filed   as   Exhibit   A(3)(a)(i)   to   the
                     Registration Statement on Form  S-6 filed by
                     The Manufacturers Life Insurance  Company of
                     America on September 23,  1992 (file No. 33-
                     52310).

       A(3)(a)(ii)   Amendment    to   Distribution    Agreement.
                     Previously filed as  Exhibit A(3)(a)(ii)  to
                     the  Registration  Statement  on   Form  S-6
                     filed  by  The Manufacturers  Life Insurance
                     Company  of  America  on September 23,  1992
                     (file No. 33-52310).


       A(3)(b)(i)    Specimen agreement  between ManEquity,  Inc.
                     and registered representatives.   Previously
                     filed   as   Exhibit   A(3)(b)(i)   to   the
                     Registration Statement  on Form S-6 filed by
                     The Manufacturers Life Insurance  Company of
                     America on  September 23, 1992 (file No. 33-
                     52310).


       A(3)(b)(ii)   Specimen agreement  between ManEquity,  Inc.
                     and dealers.   Previously  filed as  Exhibit
                     A(3)(b)(ii) to  Pre-Effective Amendment  No.
                     1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance
                     Company of  America on  June 21,  1993 (file
                     No. 33-52310).

       A(3)(c) Schedule of Sales Commissions. Previously filed as Exhibit A(3)(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).

       A(5)(a) Form of Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(5)(a) to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 10, 1993 (file No. 33-52310).

       A(6)(a) Articles of Incorporation of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit A(6)(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).

       A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit A(6)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).

       A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

       A(8)(a)(i)    Amendment   to    Service   Agreement    (re
                     redomestication).     Previously  filed   as
                     Exhibit    A(3)(a)(i)    to    Pre-Effective
                     Amendment   No.   1   to  the   Registration
                     Statement   on   Form  S-6   filed   by  The
                     Manufacturers  Life  Insurance   Company  of
                     America  on  June  21, 1993  (file  No.  33-
                     52310).

       A(8)(a)(ii)   Amendment   to    Service   Agreement    (re
                     extension  of  term).   Previously  filed as
                     Exhibit    A(8)(a)(ii)   to    Pre-Effective
                     Amendment   No.   1   to  the   Registration
                     Statement   on   Form  S-6   filed   by  The
                     Manufacturers  Life  Insurance   Company  of
                     America  on  June  21, 1993  (file  No.  33-
                     52310).

       A(8)(a)(iii)  Amendment   to    Service   Agreement    (re
                     Miscellaneous).      Previously   filed   as
                     Exhibit   A(8)(a)(iii)    to   Pre-Effective
                     Amendment   No.   2   to  the   Registration
                     Statement   on   Form  S-6   filed   by  The
                     Manufacturers  Life  Insurance   Company  of
                     America on September 10, 1993  (file No. 33-
                     52310).

       A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).

       A(8)(c) Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994. Previously filed as Exhibit A(8)(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1994 (file No. 33-52310).
       A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(10) to Pre-Effective Amendment to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).

  2.             See Exhibit A(5).

  3. Opinion and consent of Stephen C. Nesbitt, Esq., General Counsel of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

  4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

  5.             Not applicable.


  6. Opinion and consent of John R. Ostler, Vice-President, Treasurer and Chief Actuary of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit 6 to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 28, 1995 (file No. 33-52310).

  7. Form of notice of withdrawal right ("free look" notice). Previously filed as Exhibit 7 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

  8(a). Form of notice of right of surrender while sales charge limitation applies (initial purchase). Previously filed as Exhibit 8(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

  8(b). Form of notice of cancellation right (face amount increase). Previously filed as Exhibit 8(b) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

  8(c). Form of notice of right of surrender while sales charge limitation applies (default). Previously filed as Exhibit 8(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).
  9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed as Exhibit 9 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 27, 1995 (file No. 33-52310).


  10.  Consent of Ernst & Young LLP.

  11.  Consent of Jones & Blouch L.L.P.

  12.  Financial Data Schedule.

  SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and its depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, have caused this amended registration statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on the 13th day of December, 1995.


  [SEAL]              SEPARATE ACCOUNT THREE OF THE
                      MANUFACTURERS LIFE INSURANCE
                      COMPANY OF AMERICA
                      -------------------------------
                               (Registrant)

                      By: THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                      -------------------------------
       (Depositor)

                              Donald A. Guloien
                      By:---------------------------
                           DONALD A. GULOIEN
                           President

                      THE MANUFACTURERS LIFE INSURANCE
                      COMPANY OF AMERICA
                              Donald A. Guloien
                      By:----------------------------
                           DONALD A. GULOIEN
                           President
  Attest
  Sheri L. Kocen
  ---------------------

  (60)SA3-486(a)(HORIZON)

                             SIGNATURES


       Pursuant to the requirements of the Securities Act of l933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


   Signature                Title               Date
   /s/Donald A. Guloien     President and       December 13, 1995
                            Director
                            (Principal
                            Executive Officer)

   Sandra M. Cotter         Director
   Leonard V. Day, Jr.      Director

   /s/Stephen C. Nesbitt    Director            December 13, 1995

   /s/Joseph J. Pietroski   Director            December 13, 1995
   /s/John D. Richardson    Director and        December 13, 1995
                            Chairman

   /s/Diane M. Schwartz     Director            December 13, 1995
   /s/Douglas H. Myers      Vice President,     December 13, 1995
                            Finance (Principal
                            Financial and
                            Accounting Officer)


                              EXHIBITS

                                                    Page in Sequential Numbering
                                                    System Where Exhibit
  Exhibit No.         Description                     Located
  A(1)           Resolutions of Board          Previously filed as
                 of Directors of The           Exhibit A(1) to the
                 Manufacturers Life            Registration Statement
                 Insurance Company of          on Form S-6 filed by
                 America establishing          The Manufacturers Life
                 Separate Account Three        Insurance Company of
                                               America on September 23,
                                               1992 (file No. 33-
                                               52310).

  A(3)(a)(i)     Distribution Agreement        Previously filed as
                 between The Manufacturers     Exhibit A(3)(a)(i) to
                 Life Insurance Company of     the Registration State-
                 America and ManEquity, Inc.   ment on Form S-6 filed
                                               by The Manufacturers
                                               Life Insurance Company
                                               of America on September
                                               23, 1992 (file No.
                                               33-52310).

  A(3)(a)(ii)    Amendment to Distribution     Previously filed as
                 Agreement                     Exhibit A(3)(a)(ii) to
                                               the Registration State-
                                               ment on Form S-6 filed
                                               by The Manufacturers
                                               Life Insurance Company
                                               of America on September
                                               23, 1992 (file No.
                                               33-52310).

  A(3)(b)(i)     Specimen agreement            Previously filed as
                 between ManEquity, Inc.       Exhibit A(3)(b)(i) to
                 and registered repre-         the Registration
                 sentatives.                   Statement on Form S-6
                                               filed by The Manufacturers Life
                                               Insurance Company of America on
                                               September 23, 1992
                                               (file No. 33-52310).

  A(3)(b)(ii)    Specimen agreement            Previously filed as
                 between ManEquity, Inc.       Exhibit A(3)(b)(ii) to
                 and dealers.                  Pre-Effective Amendment

                                               No. 1 to the Registra-tion
                                               Statement on Form S-6 filed by The
                                               Manu-facturers Life Insurance
                                               Company of America on June 21,
                                               1993 (file No. 33-52310).


                                               Page in Sequential
                                                Numbering System
                                                  Where Exhibit
  Exhibit No.    Description                        Located

  A(3)(c)        Schedule of Sales             Previously filed as
                 Commissions.                  Exhibit A(3)(b)(ii) to
                                               Pre-Effective Amendment
                                               No. 1 to the Registra-
                                               tion Statement on Form
                                               S-6 filed by The Manu-
                                               facturers Life Insurance
                                               Company of America on
                                               June 21, 1993 (file
                                               No. 33-52310).

  A(5)(a)        Form of Flexible Premium      Previously filed as
                 Variable Life Insurance       Exhibit A(5)(a) to Pre-
                 Policy.                       Effective Amendment No.2
                                               to the Registration
                                               Statement on Form S-6 filed by The
                                               Manufacturers Life Insurance
                                               Company of America on
                                               September 10, 1993
                                               (file No. 33-52310).


  A(6)(a)        Articles of Incor-            Previously filed as
                 poration of The Manu-         Exhibit A(6)(a) to Pre-
                 facturers Life Insurance      Effective Amendment No.1
                 Company of America.           to the Registration
                                               Statement on Form S-6
                                               filed by The Manufacturers Life
                                               Insurance
                                               Company of America on
                                               June 21, 1993 (file
                                               No. 33-52310).

  A(6)(b)        By-Laws of The Manu-          Previously filed as
                 facturers Life Insurance      Exhibit A(6)(b) to
                 Company of America.           Pre-Effective Amendment
                                               No. 1 to the Registra-
                                               tion Statement on Form
                                               S-6 filed by The Manu-
                                               facturers Life Insurance
                                               Company of America on
                                               June 21, 1993 (file
                                               No. 33-52310).

                                               Page in Sequential
                                                Numbering System
                                                  Where Exhibit
  Exhibit No.    Description                        Located

  A(8)(a)        Service Agreement between     Previously filed as
                 The Manufacturers Life        Exhibit A(8)(a) to the
                 Insurance Company of          Registration Statement
                 America and The Manu-         on Form S-6 filed by The
                 facturers Life Insurance      Manufacturers Life
                 Company.                      Insurance Company of
                                               America on September 23,
                                               1992 (file No.
                                               33-52310).

  A(8)(a)(i)     Amendment to Service          Previously filed as
                 Agreement (re                 Exhibit A(8)(a)(i) to
                 redomestication).             Pre-Effective Amendment
                                               No. 1 to the Registration
                                               Statement on Form
                                               S-6 filed by The Manu-
                                               facturers Life Insurance
                                               Company America on June
                                               21, 1993 (file No.
                                               33-52310).

  A(8)(a)(ii)    Amendment to Service          Previously filed as
                 Agreement (re extension       Exhibit A(8)(a)(ii) to
                 of term).                     Pre-Effective Amendment
                                               No. 1 to the Registra-
                                               tion Statement on Form
                                               S-6 filed by The Manu-
                                               facturers Life Insurance
                                               Company America on June
                                               21, 1993 (file No.
                                               33-52310).

  A(8)(a)(iii)   Amendment to Service          Previously filed as
                 Agreement (re miscellaneous).Exhibit A(8)(a)(iii) to
                                               Pre-Effective Amendment
                                               No. 2 to the Registra-
                                               tion Statement on Form
                                               S-6 filed by The Manu-
                                               facturers Life Insurance
                                               Company America on
                                               September 21, 1993
                                               (file No. 33-52310).













                                               Page in Sequential
                                                Numbering System
                                                  Where Exhibit
  Exhibit No.    Description                        Located
  A(8)(c)        Service Agreement             Previously filed as
                 between The Manufacturers     Exhibit A(8)(c) to Post-
                 Life Insurance Company        Effective Amendment No.3
                 and ManEquity, Inc. dated     to the Registration
                 January 2, 1991 as amended    Statement on Form S-6
                 March 1, 1994.                filed by The Manufac-
                                               turers Life Insurance
                                               Company of America on
                                               April 26, 1994
                                               (file No. 52310).

  A(8)(b)        Stoploss Reinsurance          Previously filed as
                 Agreement between The         Exhibit A(8)(b) to Pre-
                 Manufacturers Life            Effective Amendment
                 Insurance Company of          No. 1 to the Registra-
                 America and The Manu-         tion Statement on Form
                 facturers Life Insurance      S-6 filed by The Manu-
                 Company.                      facturers Life Insurance
                                               Company of America on
                                               June 21, 1993 (file No.
                                               33-52310).

  A(10)          Form of Application for       Previously filed as
                 Flexible Premium Variable     Exhibit A(10) to Pre-
                 Life Insurance Policy.        Effective Amendment No.1
                                               to the Registration
                                               Statement on Form S-6
                                               filed by The Manu-
                                               facturers Life Insurance
                                               Company America on
                                               June 21, 1993
                                               (file No. 33-52310).






  **             Filed Electronically.


                                               Page in Sequential
                                                Numbering System
                                                  Where Exhibit
  Exhibit No.    Description                        Located

  2.             See Exhibit A(5).

  3.             Opinion and consent of        Previously filed as
                 Stephen C. Nesbitt, Esq.,     Exhibit A(8)(a) to the
                 General Counsel of The        Registration Statement
                 Manufacturers Life Insurance  on Form S-6 filed by The
                 Company of America.           Manufacturers Life
                                               Insurance Company of
                                               America on September 23,
                                               1992 (file No.
                                               33-52310).

  4.             No financial statements
                 are omitted from the
                 prospectus pursuant to
                 instruction 1(b) or (c)
                 of Part I.

  5.             Not applicable.

  6.             Opinion and consent of        Previously filed as
                 John R. Ostler, Vice-         Exhibit 9 to Post-
                 President, Treasurer and      Effective Amendment No.3
                 Chief Actuary of The Manu-    to the Registration
                 facturers Life Insurance      Statement on Form S-6
                 Company of America.           filed by The Manu-
                                               facturers Life Insurance
                                               Company of America on
                                               February 28, 1995
                                               (file No. 33-52310).

  7.             Form of notice of withdrawal  Previously filed as
                 right ("free look" notice).   Exhibit 7 to the
                                               Registration Statement
                                               on Form S-6 filed by The
                                               Manufacturers Life
                                               Insurance Company of
                                               America on September 23,
                                               1992 (file No.33-52310).


                                               Page in Sequential
                                                Numbering System
                                                  Where Exhibit
  Exhibit No.    Description                        Located

  8(a).          Form of notice of right of    Previously filed as
                 surrender while sales charge  Exhibit 8(a) to the
                 limitation applies (initial   Registration Statement
                 purchase).                    on Form S-6 filed by The
                                               Manufacturers Life
                                               Insurance Company of
                                               America on September 23,
                                               1992 (file No.33-52310

  8(b).          Form of notice of             Previously filed as
                 cancellation right            Exhibit 8(b) to the
                 (face amount increase).       Registration Statement
                                               on Form S-6 filed by The
                                               Manufacturers Life
                                               Insurance Company of
                                               America on September 23,
                                               1992 (file No.33-52310

  8(c).          Form of notice of right       Previously filed as
                 of surrender while sales      Exhibit 8(c) to the
                 charge limitation applies     Registration Statement
                 (default).                    on Form S-6 filed by The
                                               Manufacturers Life
                                               Insurance Company of
                                               America on September 23,
                                               1992 (file No.33-52310

  9.             Memorandum Regarding          Previously filed as
                 Issuance, Face Amount         Exhibit 9 to the Regis-
                 Increase, Redemption          tration Statement on Form

                 and Transfer Procedures       S-1 filed by The Manu-
                 for the Policies.             facturers Life Insurance
                                               Company of America on
                                               April 27, 1995 (file
                                               No. 33-52310).

  10.            Consent of Ernst &
                 Young LLP.


  11.            Consent of Jones &
                 Blouch L.L.P.

  12.            Financial Data Schedule.
